UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N‑CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811‑06362

Invesco Municipal Trust
(Exact name of registrant as specified in charter)

1555 Peachtree Street, N.E., Suite 1800 Atlanta, Georgia 30309
(Address of principal executive offices) (Zip code)

Glenn Brightman 1555 Peachtree Street, N.E., Suite 1800 Atlanta, Georgia 30309
(Name and address of agent for service)

Registrant’s telephone number, including area code: (713) 626‑1919
Date of fiscal year end: 2/28
Date of reporting period: 8/31/2023

ITEM 1.	REPORTS TO STOCKHOLDERS.
(a) The Registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e‑1 under the Investment Company Act of 1940 is as follows:

Semiannual Report to Shareholders	August 31, 2023

Invesco Municipal Trust

NYSE: VKQ

2	Trust Performance

2	Share Repurchase Program Notice

3	Dividend Reinvestment Plan

4	Schedule of Investments

22	Financial Statements

26	Financial Highlights

27	Notes to Financial Statements

32	Approval of Investment Advisory and Sub‑Advisory Contracts

34	Proxy Results

Unless otherwise noted, all data is provided by Invesco.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Trust Performance

Performance summary
Cumulative total returns, 2/28/23 to 8/31/23

Trust at NAV	1.77%

Trust at Market Value	-1.98

S&P Municipal Bond Index▼ (Broad Market Index)	1.22

S&P Municipal Bond 5+ Year Investment Grade Index▼ (Style-Specific Index)	1.08

Lipper Closed‑End General and Insured Municipal Leveraged Debt Funds Index∎ (Peer Group Index)	1.16

Market Price Discount to NAV as of 8/31/23	-14.27

Source(s): ▼RIMES Technologies Corp.; ∎Lipper Inc.

 The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Investment return, net asset value (NAV) and common share market price will fluctuate so that you may have a gain or loss when you sell shares. Please visit invesco.com/us for the most recent month‑end performance. Performance figures reflect Trust expenses, the reinvestment of distributions (if any) and changes in NAV for performance based on NAV and changes in market price for performance based on market price.
 Since the Trust is a closed‑end management investment company, shares of the Trust may trade at a discount or premium from the NAV. This characteristic is separate and distinct from the risk that NAV could decrease as a result of investment activities and may be a greater risk to investors expecting to sell their shares after a short time. The Trust cannot predict whether shares will trade at, above or below NAV. The Trust should not be viewed as a vehicle for trading purposes. It is designed primarily for risk-tolerant long-term investors.
 The S&P Municipal Bond Index is a broad, market value-weighted index that seeks to measure the performance of the US municipal bond market.
 The S&P Municipal Bond 5+ Year Investment Grade Index seeks to measure the performance of investment-grade US municipal bonds with maturities equal to or greater than five years.
 The Lipper Closed‑End General and Insured Municipal Leveraged Debt Funds Index is an unmanaged index considered representative of closed‑end general and insured leveraged municipal debt funds tracked by Lipper.
 The Trust is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Trust may deviate significantly from the performance of the index(es).
 A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

Important Notice Regarding Share Repurchase Program

In September 2023, the Board of Trustees of the Trust approved a share repurchase program that allows the Trust to repurchase up to 25% of the 20‑day average trading volume of the Trust’s common shares when the Trust is trading at a 10% or greater discount to its net asset value. The Trust will repurchase shares pursuant to this program if the Adviser reasonably believes that such repurchases may enhance shareholder value.

Portfolio Manager Update

The following individuals are jointly and primarily responsible for the day‑to‑day management of Invesco Advantage Municipal Income Trust II, Invesco Municipal Opportunity Trust, Invesco Municipal Trust, Invesco Quality

Municipal Income Trust, Invesco Trust for Investment Grade Municipals and Invesco Value Municipal Income Trust’s portfolio:
∎ Mark Paris
∎ Jack Connelly
∎ Joshua Cooney
∎ Tim O’Reilly
∎ John Schorle
∎ Rebecca Setcavage
∎ Julius Williams

2	Invesco Municipal Trust

Dividend Reinvestment Plan
The dividend reinvestment plan (the Plan) offers you a prompt and simple way to reinvest your dividends and capital gains distributions (Distributions) into additional shares of your Invesco closed‑end Trust (the Trust). Under the Plan, the money you earn from Distributions will be reinvested automatically in more shares of the Trust, allowing you to potentially increase your investment over time. All shareholders in the Trust are automatically enrolled in the Plan when shares are purchased.

Plan benefits
∎ Add to your account:
You may increase your shares in your Trust easily and automatically with the Plan.
∎ Low transaction costs:
Shareholders who participate in the Plan may be able to buy shares at below-market prices when the Trust is trading at a premium to its net asset value (NAV). In addition, transaction costs are low because when new shares are issued by the Trust, there is no brokerage fee, and when shares are bought in blocks on the open market, the per share fee is shared among all participants.
∎ Convenience:
You will receive a detailed account statement from Computershare Trust Company, N.A. (the Agent), which administers the Plan. The statement shows your total Distributions, date of investment, shares acquired, and price per share, as well as the total number of shares in your reinvestment account. You can also access your account at invesco.com/closed‑end.
∎ Safekeeping:
The Agent will hold the shares it has acquired for you in safekeeping.

Who can participate in the Plan
If you own shares in your own name, your purchase will automatically enroll you in the Plan. If your shares are held in “street name” - in the name of your brokerage firm, bank, or other financial institution - you must instruct that entity to participate on your behalf. If they are unable to participate on your behalf, you may request that they reregister your shares in your own name so that you may enroll in the Plan.

How to enroll
If you haven’t participated in the Plan in the past or chose to opt out, you are still eligible to participate. Enroll by visiting invesco.com/closed‑end, by calling toll-free 800 341 2929 or by notifying us in writing at Invesco Closed‑End Funds, Computer-share Trust Company, N.A., P.O. Box 505000, Louisville, KY 40233-5000. If you are writing to us, please include the Trust name and account number and ensure that all shareholders listed on the account sign these written instructions. Your participation in the Plan will begin with the next Distribution payable after the Agent receives your authorization, as long as they receive it before the “record date,” which is generally 10 business days before the Distribution is paid. If your authorization arrives after such record date, your participation in the Plan will begin with the following Distribution.

How the Plan works
If you choose to participate in the Plan, your Distributions will be promptly reinvested for you, automatically increasing your shares. If the Trust is trading at a share price that is equal to its NAV, you’ll pay that amount for your reinvested shares. However, if the Trust is trading above or below NAV, the price is determined by one of two ways:
1.	Premium: If the Trust is trading at a premium - a market price that is higher than its NAV - you’ll pay either the NAV or 95 percent of the market price, whichever is greater. When the Trust trades at a premium, you may pay less for your reinvested shares than an investor purchasing shares on the stock exchange. Keep in mind, a portion of your price reduction may be taxable because you are receiving shares at less than market price.
2.	Discount: If the Trust is trading at a discount - a market price that is lower than its NAV - you’ll pay the market price for your reinvested shares.

Costs of the Plan
There is no direct charge to you for reinvesting Distributions because the Plan’s fees are paid by the Trust. If the Trust is trading at or above its NAV, your new shares are issued directly by the Trust and there are no brokerage charges or fees. However, if the Trust is trading at a discount, the shares are purchased on the open market, and you will pay your portion of any per share fees. These per share fees are typically less than the standard brokerage charges for individual transactions because shares are purchased for all participants in blocks, resulting in lower fees for each individual participant. Any service or per share fees are added to the purchase price. Per share fees include any applicable brokerage commissions the Agent is required to pay.

Tax implications
The automatic reinvestment of Distributions does not relieve you of any income tax that may be due on Distributions. You will receive tax information annually to help you prepare your federal income tax return.
Invesco does not offer tax advice. The tax information contained herein is general and is not exhaustive by nature. It was not intended or written to be used, and it cannot be used, by any taxpayer for avoiding penalties that may be imposed on the taxpayer under US federal tax laws. Federal and state tax laws are complex and constantly changing. Shareholders should always consult a legal or tax adviser for information concerning their individual situation.

How to withdraw from the Plan
You may withdraw from the Plan at any time by calling 800 341 2929, by visiting invesco.com/ closed‑end or by writing to Invesco Closed‑End Funds, Computershare Trust Company, N.A., P.O. Box 505000, Louisville, KY 40233-5000. Simply indicate that you would like to withdraw from the Plan, and be sure to include your Trust name and account number. Also, ensure that all shareholders listed on the account sign these written instructions. If you withdraw, you have three options with regard to the shares held in the Plan:
1.
If you opt to continue to hold your non‑certificated whole shares (Investment Plan Book Shares), they will be held by the Agent electronically as Direct Registration Book-Shares (Book-Entry Shares) and fractional shares will be sold at the then-current market price. Proceeds will be sent via check to your address of record after deducting applicable fees, including per share fees such as any applicable brokerage commissions the Agent is required to pay.

2.
If you opt to sell your shares through the Agent, we will sell all full and fractional shares and send the proceeds via check to your address of record after deducting a $2.50 service fee and per share fees. Per share fees include any applicable brokerage commissions the Agent is required to pay.

3.
You may sell your shares through your financial adviser through the Direct Registration System (DRS). DRS is a service within the securities industry that allows Trust shares to be held in your name in electronic format. You retain full ownership of your shares, without having to hold a share certificate. You should contact your financial adviser to learn more about any restrictions or fees that may apply.

The Trust and Computershare Trust Company, N.A. may amend or terminate the Plan at any time. Participants will receive at least 30 days written notice before the effective date of any amendment. In the case of termination, Participants will receive at least 30 days written notice before the record date for the payment of any such Distributions by the Trust. In the case of amendment or termination necessary or appropriate to comply with applicable law or the rules and policies of the Securities and Exchange Commission or any other regulatory authority, such written notice will not be required.
To obtain a complete copy of the current Dividend Reinvestment Plan, please call our Client Services department at 800 341 2929 or visit invesco.com/closed‑end.

3	Invesco Municipal Trust

Schedule of Investments
August 31, 2023
(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–154.45%(a)
Alabama–1.45%

Birmingham (City of), AL Special Care Facilities Financing Authority (Methodist Home for the Aging); Series 2016, RB	5.75%	06/01/2045	$225	$188,748

Black Belt Energy Gas District (Gas); Series 2023 D‑1, Ref. RB(b)	5.50%	02/01/2029	825	861,071

Black Belt Energy Gas District (The) (No. 8); Series 2022 A, RB(b)	4.00%	12/01/2029	1,420	1,363,913

Huntsville (City of), AL Special Care Facilities Financing Authority (Redstone Village); Series 2007, RB (Acquired 12/17/2007‑12/18/2007; Cost $1,503,463)(c)(d)	5.50%	01/01/2043	1,725	1,035,000

Lower Alabama Gas District (The); Series 2016 A, RB	5.00%	09/01/2046	1,345	1,375,968

Southeast Energy Authority A Cooperative District (No. 2); Series 2021 B, RB(b)	4.00%	12/01/2031	1,495	1,425,530

Southeast Energy Authority A Cooperative District (No. 3); Series 2022 A‑1, RB(b)	5.50%	12/01/2029	1,405	1,473,832

Tuscaloosa (County of), AL Industrial Development Authority (Hunt Refining); Series 2019 A, Ref. IDR(e)	5.25%	05/01/2044	825	749,497

				8,473,559

Alaska–0.06%

Northern Tobacco Securitization Corp.; Series 2021 A‑1, Ref. RB	4.00%	06/01/2050	420	371,399

Arizona–1.98%

Arizona (State of) Industrial Development Authority; Series 2019‑2A, Revenue Ctfs.	3.63%	05/20/2033	1,037	946,118

Arizona (State of) Industrial Development Authority (Leman Academy of Excellence); Series 2019 A, RB(e)	5.00%	07/01/2039	1,195	1,119,112

Arizona (State of) Industrial Development Authority (Leman Academy-Parker Colorado); Series 2019, RB(e)	5.00%	07/01/2049	500	440,681

Arizona (State of) Industrial Development Authority (Master Academy of Nevada - Bonanza Campus); Series 2020 A, RB(e)	5.00%	12/15/2050	820	733,688
Glendale (City of), AZ Industrial Development Authority (The Beatitudes Campus);

Series 2017, Ref. RB	5.00%	11/15/2030	1,150	1,097,710

Series 2017, Ref. RB	5.00%	11/15/2045	890	716,396

Maricopa (County of), AZ Industrial Development Authority (Legacy Traditional Schools); Series 2019, Ref. RB(e)	5.00%	07/01/2049	225	197,229

Phoenix (City of), AZ Industrial Development Authority (Legacy Traditional Schools); Series 2014 A, RB(e)	6.50%	07/01/2034	500	507,125

Pima (County of), AZ Industrial Development Authority (American Leadership Academy); Series 2019, Ref. RB(e)	5.00%	06/15/2052	360	315,805

Pima (County of), AZ Industrial Development Authority (Grande Innovations Academy); Series 2018, RB(e)	5.25%	07/01/2048	1,190	1,061,387

Pima (County of), AZ Industrial Development Authority (Tucson Medical Center); Series 2021, Ref. RB	3.00%	04/01/2051	1,050	702,054
Salt Verde Financial Corp.;

Series 2007, RB	5.00%	12/01/2032	770	800,354

Series 2007, RB	5.00%	12/01/2037	1,805	1,849,967

Yuma (City of), AZ Industrial Development Authority (Regional Medical Center); Series 2014 A, RB	5.25%	08/01/2032	1,060	1,073,064

				11,560,690

Arkansas–0.10%

Arkansas (State of) Development Finance Authority (Baptist Memorial Health); Series 2020, Ref. RB	5.00%	09/01/2044	610	610,965

California–13.51%

Beverly Hills Unified School District (Election of 2008); Series 2009, GO Bonds(f)	0.00%	08/01/2028	800	680,284
California (State of);

Series 2013, Ref. GO Bonds	5.25%	09/01/2030	1,500	1,502,950

Series 2020, GO Bonds (INS - BAM)(g)	3.00%	11/01/2050	1,680	1,310,821

Series 2022, Ref. GO Bonds	4.00%	04/01/2042	3,215	3,217,257

California (State of) Community Housing Agency (Annadel Apartments); Series 2019 A, RB(e)	5.00%	04/01/2049	835	689,549

California (State of) County Tobacco Securitization Agency; Series 2020 A, Ref. RB	4.00%	06/01/2037	275	273,399

California (State of) County Tobacco Securitization Agency (Alameda County Tobacco Asset Securitization Corp.); Series 2006 C, RB(f)	0.00%	06/01/2055	11,000	987,724

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4	Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
California (State of) County Tobacco Securitization Agency (Los Angeles County Securitization Corp.);

Series 2020 B‑1, Ref. RB	5.00%	06/01/2049	$55	$55,585

Series 2020 B‑2, Ref. RB(f)	0.00%	06/01/2055	1,670	274,559

California (State of) Health Facilities Financing Authority (PIH Health); Series 2020 A, RB	4.00%	06/01/2050	4,185	3,686,520
California (State of) Housing Finance Agency (Social Certificates);

Series 2021‑2A, Revenue Ctfs. (CEP - FHLMC)	3.75%	03/25/2035	4,101	3,941,183

Series 2023‑1, RB	4.38%	09/20/2036	839	816,106

California (State of) Infrastructure & Economic Development Bank (California State Teachers’ Retirement System Headquarters Expansion) (Green Bonds); Series 2019, RB	5.00%	08/01/2049	1,940	2,046,771

California (State of) Municipal Finance Authority (Bella Mente Montessori Academy); Series 2018 A, RB(e)	5.00%	06/01/2048	190	169,006

California (State of) Municipal Finance Authority (CHF‑Davis I, LLC -West Village Student Housing); Series 2018, RB	5.00%	05/15/2037	1,340	1,371,263
California (State of) Municipal Finance Authority (Linxs APM);

Series 2018 A, RB(h)	5.00%	12/31/2036	1,675	1,706,836

Series 2018 A, RB(h)	5.00%	12/31/2047	2,010	1,985,554

California (State of) Municipal Finance Authority (United Airlines, Inc.); Series 2019, RB(h)	4.00%	07/15/2029	835	824,661

California (State of) Municipal Finance Authority (William Jessup University); Series 2019, Ref. RB(e)	5.00%	08/01/2039	250	228,906
California (State of) Pollution Control Financing Authority;

Series 2012, RB(e)(h)	5.00%	07/01/2027	945	948,204

Series 2012, RB(e)(h)	5.00%	07/01/2030	1,600	1,604,651

Series 2012, RB(e)(h)	5.00%	07/01/2037	3,535	3,534,502
California (State of) Statewide Communities Development Authority (Loma Linda University Medical Center);

Series 2016 A, RB(e)	5.00%	12/01/2041	1,355	1,329,743

Series 2016 A, RB(e)	5.25%	12/01/2056	1,005	983,206
California State University;

Series 2019 A, RB	5.00%	11/01/2044	2,480	2,642,085

Series 2019 A, RB(i)	5.00%	11/01/2049	2,120	2,239,373

CSCDA Community Improvement Authority (Jefferson-Anaheim Social Bonds); Series 2021 A, RB(e)	3.13%	08/01/2056	840	568,665

CSCDA Community Improvement Authority (Oceanaire-Long Beach Social Bonds); Series 2021 A‑2, RB(e)	4.00%	09/01/2056	840	607,320

CSCDA Community Improvement Authority (Parallel-Anaheim Social Bonds); Series 2021, RB(e)	4.00%	08/01/2056	500	369,031

Daly (City of), CA Housing Development Finance Agency (Franciscan Mobile Home Park Acquisition); Series 2007 C, Ref. RB	6.50%	12/15/2047	380	368,244

Foothill-Eastern Transportation Corridor Agency; Series 2015, Ref. RB (INS - AGM)(f)(g)	0.00%	01/15/2034	4,125	2,749,751

Golden State Tobacco Securitization Corp.; Series 2021 B‑2, Ref. RB(f)	0.00%	06/01/2066	2,785	276,950

Los Angeles (City of), CA Department of Airports; Series 2019 A, Ref. RB(h)	5.00%	05/15/2034	910	974,531
Los Angeles (City of), CA Department of Airports (Green Bonds);

Series 2022 G, RB(h)	5.50%	05/15/2035	1,750	1,974,215

Series 2022 G, RB(h)	5.50%	05/15/2037	750	830,301

Los Angeles (City of), CA Department of Water & Power; Series 2020 B, RB(i)	5.00%	07/01/2050	2,340	2,482,802

Montebello Unified School District; Series 2022 B, GO Bonds (INS - AGM)(g)	5.00%	08/01/2050	1,235	1,298,150
M‑S‑R Energy Authority;

Series 2009 A, RB	6.50%	11/01/2039	2,265	2,697,046

Series 2009 B, RB	6.50%	11/01/2039	585	695,125

Mt. San Antonio Community College District (Election of 2008); Series 2013 A, GO Bonds(j)	6.25%	08/01/2043	2,010	1,824,738

Oxnard School District (Election of 2022); Series 2023 A, GO Bonds (INS - BAM)(g)	4.25%	08/01/2053	3,075	2,979,011

Regents of the University of California Medical Center; Series 2022 P, RB(i)(k)	4.00%	05/15/2053	5,435	5,236,350
Sacramento (City of), CA Unified School District (Election of 2020);

Series 2022 A, GO Bonds (INS - BAM)(g)	5.50%	08/01/2047	1,305	1,420,859

Series 2022 A, GO Bonds (INS - BAM)(g)	5.50%	08/01/2052	1,590	1,726,953
San Diego (County of), CA Regional Airport Authority;

Series 2021 A, RB	4.00%	07/01/2051	2,065	1,928,226

Series 2021 A, RB	5.00%	07/01/2056	2,010	2,117,467
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport);

Series 2019 E, RB(h)	5.00%	05/01/2037	670	702,855

Series 2019 E, RB(h)	5.00%	05/01/2050	2,360	2,408,568

Series 2021 A, Ref. RB(h)	5.00%	05/01/2036	610	654,798

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5	Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)

Santa Margarita Water District Community Facilities District No. 2013‑1 (Village of Sendero); Series 2013, RB	5.50%	09/01/2032	$660	$660,000

Silicon Valley Tobacco Securitization Authority (Santa Clara); Series 2007 A, RB(f)	0.00%	06/01/2041	3,485	1,238,087

Western Placer Unified School District; Series 2017, Ref. COP (INS - AGM)(g)	4.00%	08/01/2049	1,360	1,260,022

				79,100,763

Colorado–5.80%

Aurora Highlands Community Authority Board; Series 2021 A, Ref. RB	5.75%	12/01/2051	840	748,359

Belford North Metropolitan District; Series 2020 A, GO Bonds	5.50%	12/01/2050	1,040	916,833
Centerra Metropolitan District No. 1 (In the City of Loveland);

Series 2017, RB(e)	5.00%	12/01/2047	1,680	1,509,349

Series 2020 A, Ref. GO Bonds	5.00%	12/01/2051	670	580,934

Series 2022, RB	6.50%	12/01/2053	585	585,926

Colorado (State of) Health Facilities Authority (Adventhealth Obligated Group); Series 2021 A, Ref. RB	4.00%	11/15/2050	745	683,085
Colorado (State of) Health Facilities Authority (CommonSpirit Health);

Series 2019 A‑2, Ref. RB	5.00%	08/01/2044	3,680	3,758,914

Series 2019 A‑2, Ref. RB	4.00%	08/01/2049	1,675	1,451,656

Colorado (State of) Health Facilities Authority (Evangelical Lutheran Good Samaritan Society (The)); Series 2017, Ref. RB(b)(l)	5.00%	06/01/2027	585	623,483
Colorado (State of) Health Facilities Authority (Volunteers of America Care);

Series 2007 A, RB	5.25%	07/01/2027	245	227,711

Series 2007 A, RB	5.30%	07/01/2037	175	136,998

Colorado (State of) High Performance Transportation Enterprise (C‑470 Express Lanes); Series 2017, RB	5.00%	12/31/2047	920	914,809

Colorado (State of) Science and Technology Park Metropolitan District No. 1; Series 2018, Ref. RB	5.00%	12/01/2033	500	490,711

Colorado Crossing Metropolitan District No. 2; Series 2020 A‑1, Ref. GO Bonds	5.00%	12/01/2047	500	374,647
Denver (City & County of), CO;

Series 2018 A, Ref. RB(h)	5.00%	12/01/2048	5,260	5,307,878

Series 2018 A, Ref. RB(h)	5.25%	12/01/2048	1,735	1,772,280

Series 2018 A‑2, RB(f)	0.00%	08/01/2034	1,325	822,589

Series 2022 A, RB(h)	5.50%	11/15/2035	865	978,466

Series 2022 A, RB(h)	5.50%	11/15/2042	1,215	1,321,805

Series 2022 A, RB(h)	5.00%	11/15/2047	2,010	2,070,019

Series 2022 A, RB(h)	5.50%	11/15/2053	615	655,107

Great Western Metropolitan District; Series 2020, Ref. GO Bonds	4.75%	12/01/2050	460	391,449

Jefferson (County of), CO Center Metropolitan District No. 1; Series 2020 B, Ref. RB	5.75%	12/15/2050	735	699,659

Johnstown Plaza Metropolitan District; Series 2022, Ref. GO Bonds	4.25%	12/01/2046	820	650,954

Mulberry Metropolitan District No. 2; Series 2022, RB	7.00%	12/01/2034	755	764,369

Neu Town Metropolitan District; Series 2018 A, Ref. GO Bonds	5.38%	12/01/2046	705	661,937

North Range Metropolitan District No. 3; Series 2020 A, GO Bonds	5.00%	12/01/2040	500	456,728

Rampart Range Metropolitan District No. 5; Series 2021, RB	4.00%	12/01/2051	500	351,621

Sky Ranch Community Authority Board; Series 2022 A, RB	5.75%	12/01/2052	500	462,161

Village Metropolitan District (The); Series 2020, Ref. GO Bonds	5.00%	12/01/2040	550	522,868
White Buffalo Metropolitan District No. 3;

Series 2020, GO Bonds	5.50%	12/01/2050	500	456,583

Series 2023, GO Bonds	8.00%	12/15/2035	608	582,311
Windler Public Improvement Authority;

Series 2021 A‑1, RB	4.13%	12/01/2051	1,335	802,910

Series 2021 A‑2, RB(j)	4.50%	12/01/2041	2,065	1,183,117

				33,918,226

District of Columbia–2.87%
District of Columbia;

Series 2014 C, GO Bonds(i)	5.00%	06/01/2035	6,890	6,966,456

Series 2022 A, RB	5.00%	07/01/2047	1,670	1,800,333

District of Columbia (Provident Group - Howard Properties LLC); Series 2013, RB	5.00%	10/01/2045	660	621,301

District of Columbia Water & Sewer Authority (Green Bonds); Series 2022 C‑1, RB	4.00%	10/01/2051	3,370	3,176,362

Metropolitan Washington Airports Authority; Series 2017, Ref. RB(h)	5.00%	10/01/2042	2,675	2,721,194

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6	Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
District of Columbia–(continued)

Metropolitan Washington Airports Authority (Dulles Metrorail and Capital Improvement); Series 2019 B, Ref. RB	4.00%	10/01/2049	$1,675	$1,512,192

				16,797,838

Florida–9.78%
Alachua (County of), FL Health Facilities Authority (Terraces at Bonita Springs);

Series 2022 A, Ref. RB(e)	5.00%	11/15/2061	1,075	723,664

Series 2022 B, RB(e)	6.50%	11/15/2033	100	87,092

Brevard (County of), FL Health Facilities Authority (Health First Obligated Group); Series 2022 A, Ref. RB	4.00%	04/01/2052	505	443,051
Broward (County of), FL;

Series 2017, RB(h)(i)(k)	5.00%	10/01/2047	4,015	4,047,603

Series 2019 A, RB(h)	5.00%	10/01/2049	1,325	1,350,170

Series 2019 B, RB(h)	4.00%	09/01/2044	835	771,947

Series 2022 A, RB(i)(k)	4.00%	10/01/2047	3,350	3,190,865

Series 2022, RB	5.00%	01/01/2047	1,675	1,792,350

Broward (County of), FL (Convention Center Expansion); Series 2021, RB	4.00%	09/01/2047	3,340	3,090,634

Collier (County of), FL Industrial Development Authority (The Arlington of Naples); Series 2014 A, RB (Acquired 12/16/2013; Cost $947,089)(c)(d)(e)	7.75%	05/15/2035	970	53,317

Florida (State of) North Broward Hospital District; Series 2017 B, Ref. RB	5.00%	01/01/2042	1,205	1,218,917

Florida (State of) South Broward Hospital District (South Broward Hospital District Obligated Group); Series 2021 A, RB	3.00%	05/01/2051	835	584,162

Florida Development Finance Corp. (Brightline Florida Passenger Rail Expansion); Series 2022 A, Ref. RB(b)(e)(h)	7.25%	10/03/2023	835	852,131

Florida Development Finance Corp. (Green Bonds); Series 2019 B, RB(e)(h)	7.38%	01/01/2049	670	671,358
Greater Orlando Aviation Authority;

Series 2017 A, RB(h)	5.00%	10/01/2052	685	688,540

Series 2019 A, RB(h)	4.00%	10/01/2044	2,500	2,339,711
Lake (County of), FL (Lakeside at Waterman Village);

Series 2020 A, Ref. RB	5.50%	08/15/2040	650	583,185

Series 2020 A, Ref. RB	5.75%	08/15/2050	285	247,926

Series 2020 A, Ref. RB	5.75%	08/15/2055	1,055	901,639
Lee (County of), FL;

Series 2021 B, RB(h)	5.00%	10/01/2034	1,030	1,112,582

Series 2022, RB	5.25%	08/01/2049	4,180	4,415,481

Miami (City of) & Dade (County of), FL School Board; Series 2022 A, GO Bonds (INS - BAM)(g)	5.00%	03/15/2052	1,985	2,119,512

Miami Beach (City of), FL; Series 2017, Ref. RB	5.00%	09/01/2047	1,150	1,149,479

Miami Beach (City of), FL Health Facilities Authority (Mt. Sinai Medical Center); Series 2014, Ref. RB	5.00%	11/15/2039	935	937,726
Miami-Dade (County of), FL;

Series 2021, RB	4.00%	10/01/2048	3,325	3,113,926

Series 2022 A, Ref. RB(h)	5.25%	10/01/2052	1,345	1,382,201

Subseries 2021 A‑2, Ref. RB (INS - AGM)(g)	4.00%	10/01/2049	2,520	2,372,673

Miami-Dade (County of), FL Expressway Authority; Series 2010 A, RB	5.00%	07/01/2040	2,605	2,605,571

Miami-Dade (County of), FL Transit System; Series 2022, RB	5.00%	07/01/2051	4,195	4,420,040

Orange (County of), FL Health Facilities Authority (Orlando Health Obligated Group); Series 2023 A, RB	5.00%	10/01/2053	1,010	1,034,642

Orlando (City of), FL Utilities Commission; Series 2015 B, Ref. VRD RB(m)	3.51%	10/01/2039	1,650	1,650,000
Osceola (County of), FL;

Series 2020 A‑2, Ref. RB(f)	0.00%	10/01/2050	2,000	456,755

Series 2020 A‑2, Ref. RB(f)	0.00%	10/01/2052	450	91,492

Series 2020 A‑2, Ref. RB(f)	0.00%	10/01/2053	445	85,339

Series 2020 A‑2, Ref. RB(f)	0.00%	10/01/2054	385	69,677

Putnam (County of), FL Development Authority (Seminole Electric Cooperative); Series 2018 B, Ref. PCR	5.00%	03/15/2042	840	862,678

Reunion East Community Development District; Series 2005, RB(c)(n)	5.80%	05/01/2036	235	2

Sarasota (County of), FL Public Hospital District (Sarasota Memorial Hospital); Series 2022, RB	4.00%	07/01/2052	1,670	1,480,217

South Miami Health Facilities Authority, Inc. (Baptist Health South Florida Obligated Group); Series 2017, Ref. RB	4.00%	08/15/2047	840	758,669

Sterling Hill Community Development District; Series 2003 A, RB(n)(o)	6.20%	05/01/2035	735	375,044

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7	Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida–(continued)

Sumter (County of), FL Industrial Development Authority (Central Florida Health Alliance); Series 2014 A, RB	5.25%	07/01/2044	$1,000	$1,000,380

Tallahassee (City of), FL (Tallahassee Memorial Health Care, Inc.); Series 2016, RB	5.00%	12/01/2055	1,350	1,287,549

Tampa (City of), FL; Series 2020 A, RB(f)	0.00%	09/01/2049	3,340	807,814

				57,227,711

Georgia–2.36%

Augusta (City of), GA Development Authority; Series 2018, RB	4.00%	07/01/2039	2,860	2,346,960

Brookhaven Development Authority (Children’s Healthcare of Atlanta, Inc.); Series 2019 A, RB(i)(k)	4.00%	07/01/2044	3,345	3,209,179

Gainesville (City of) & Hall (County of), GA Hospital Authority (Northeast Georgia Health System, Inc.); Series 2021 A, RB	3.00%	02/15/2051	505	356,375

Georgia (State of) Municipal Electric Authority of Georgia (Plant Vogtle Units 3 & 4); Series 2021 A, Ref. RB	4.00%	01/01/2046	660	599,722

Glynn (County of) & Brunswick (City of), GA Memorial Hospital Authority (Southeast Georgia Health System); Series 2017, RAC	5.00%	08/01/2047	3,950	3,564,030
Main Street Natural Gas, Inc.;

Series 2021 A, RB(b)	4.00%	09/01/2027	1,340	1,328,907

Series 2021 C, RB(b)	4.00%	12/01/2028	1,240	1,208,029

Series 2022 C, RB(b)(e)	4.00%	11/01/2027	1,260	1,205,996

				13,819,198

Idaho–0.81%
Idaho (State of) Health Facilities Authority (Valley Vista Care Corp.);

Series 2017 A, Ref. RB	5.00%	11/15/2032	355	309,601

Series 2017 A, Ref. RB	5.25%	11/15/2037	500	414,145

Idaho (State of) Housing & Finance Association; Series 2023 A, RB	5.25%	08/15/2048	2,520	2,748,251

Spring Valley Community Infrastructure District No. 1; Series 2021, RB(e)	3.75%	09/01/2051	1,675	1,276,989

				4,748,986

Illinois–13.44%

Bolingbrook (Village of), IL; Series 2005, RB	6.25%	01/01/2024	461	454,954
Chicago (City of), IL;

Series 2002 B, GO Bonds	5.50%	01/01/2037	1,050	1,063,170

Series 2005 D, Ref. GO Bonds	5.50%	01/01/2040	1,190	1,203,418

Series 2007 E, Ref. GO Bonds	5.50%	01/01/2042	340	343,348

Series 2014, RB	5.00%	11/01/2039	860	865,239

Series 2015 A, GO Bonds	5.50%	01/01/2033	3,395	3,451,785

Series 2017 A, Ref. GO Bonds	6.00%	01/01/2038	2,025	2,135,084

Chicago (City of), IL (Diversey/Narragansett); Series 2006, COP(n)	7.46%	02/15/2026	424	309,863
Chicago (City of), IL (O’Hare International Airport);

Series 2012 B, Ref. RB(h)	5.00%	01/01/2030	4,500	4,501,281

Series 2013, RB(l)	5.75%	09/28/2023	2,450	2,453,205

Series 2017 D, RB	5.25%	01/01/2042	1,355	1,395,221

Series 2017 D, RB	5.00%	01/01/2052	1,465	1,482,428

Series 2022 A, RB (INS - AGM)(g)(h)	5.50%	01/01/2053	1,390	1,458,086
Chicago (City of), IL Board of Education;

Series 2017 H, GO Bonds	5.00%	12/01/2036	1,705	1,718,690

Series 2018 A, Ref. GO Bonds	5.00%	12/01/2035	750	764,227

Series 2018 A, Ref. GO Bonds (INS - AGM)(g)	5.00%	12/01/2035	650	674,132
Chicago (City of), IL Midway International Airport;

Series 2013 A, Ref. RB(h)	5.50%	01/01/2031	2,650	2,651,681

Series 2014 A, Ref. RB(h)	5.00%	01/01/2041	1,250	1,250,111
Chicago (City of), IL Park District;

Series 2020 D, GO Bonds (INS - BAM)(g)	4.00%	01/01/2035	1,000	997,166

Series 2020 D, GO Bonds (INS - BAM)(g)	4.00%	01/01/2038	1,330	1,258,387

Gilberts (Village of), IL Special Service Area No. 24 (The Conservancy); Subseries 2014 A, RB	5.38%	03/01/2034	546	488,316

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8	Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois–(continued)
Illinois (State of);

Series 2014, GO Bonds	5.25%	02/01/2033	$1,250	$1,254,359

Series 2014, GO Bonds	5.00%	05/01/2035	450	451,314

Series 2014, GO Bonds	5.00%	05/01/2036	1,210	1,212,616

Series 2016, GO Bonds	5.00%	11/01/2036	1,120	1,132,636

Series 2017 C, GO Bonds	5.00%	11/01/2029	265	278,517

Series 2017 D, GO Bonds	5.00%	11/01/2023	1,675	1,677,933

Series 2017 D, GO Bonds	5.00%	11/01/2026	1,115	1,159,048

Series 2018 A, GO Bonds	6.00%	05/01/2027	770	831,623

Series 2018 A, GO Bonds	5.00%	05/01/2030	1,225	1,297,864

Series 2020, GO Bonds	5.50%	05/01/2039	1,385	1,487,508

Illinois (State of) Development Finance Authority (CITGO Petroleum Corp.); Series 2002, RB(h)	8.00%	06/01/2032	360	360,250

Illinois (State of) Finance Authority (Centegra Health System); Series 2014 A, RB(b)(l)	5.00%	09/01/2024	1,430	1,451,498
Illinois (State of) Finance Authority (Lutheran Communities Obligated Group);

Series 2019 A, Ref. RB	5.00%	11/01/2040	60	51,829

Series 2019 A, Ref. RB	5.00%	11/01/2049	1,220	978,253

Illinois (State of) Finance Authority (Mercy Health Corp.); Series 2016, Ref. RB	5.00%	12/01/2046	4,075	4,075,811

Illinois (State of) Finance Authority (Park Place of Elmhurst); Series 2016, RB	5.13%	05/15/2060	887	489,229

Illinois (State of) Finance Authority (Roosevelt University); Series 2007, RB	5.50%	04/01/2037	1,000	899,005
Illinois (State of) Finance Authority (Three Crowns Park);

Series 2017, Ref. RB	5.00%	02/15/2032	155	152,898

Series 2017, Ref. RB	5.25%	02/15/2037	195	191,492

Series 2017, Ref. RB	5.25%	02/15/2047	835	769,493
Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion);

Series 2002, RB (INS - AGM)(f)(g)	0.00%	12/15/2029	2,750	2,152,726

Series 2015 A, RB	5.50%	06/15/2053	2,200	2,224,147

Illinois (State of) Regional Transportation Authority; Series 2000, RB (INS - NATL)(g)	6.50%	07/01/2030	2,260	2,636,778
Illinois (State of) Sports Facilities Authority;

Series 2014, Ref. RB (INS - AGM)(g)	5.25%	06/15/2031	1,205	1,216,275

Series 2014, Ref. RB (INS - AGM)(g)	5.25%	06/15/2032	1,100	1,109,956
Illinois (State of) Toll Highway Authority;

Series 2013 A, RB(i)	5.00%	01/01/2038	3,875	3,877,138

Series 2013 A, RB	5.00%	01/01/2038	2,990	2,991,650

Series 2015 A, RB(i)	5.00%	01/01/2040	11,210	11,347,538

				78,679,176

Indiana–0.67%

Indiana (State of) Finance Authority (Ohio Valley Electrical Corp.); Series 2012 A, RB	4.25%	11/01/2030	1,540	1,537,541

Indiana (State of) Finance Authority (US Steel Corp.); Series 2012, RB(h)	5.75%	08/01/2042	240	240,988

Valparaiso (City of), IN (Pratt Paper, LLC); Series 2013, RB(h)	6.75%	01/01/2034	1,500	1,513,429

Whiting (City of), IN (BP Products North America, Inc.); Series 2015, RB(b)(h)	4.40%	06/10/2031	620	627,049

				3,919,007

Iowa–1.60%

Iowa (State of) Board of Regents (University of Iowa Hospital & Clinics); Series 2022 B, RB	3.00%	09/01/2056	1,625	1,109,156

Iowa (State of) Finance Authority (Alcoa, Inc.); Series 2012, RB	4.75%	08/01/2042	1,245	1,188,116

Iowa (State of) Finance Authority (Iowa Fertilizer Co.); Series 2022, Ref. RB(b)	5.00%	12/01/2042	2,740	2,755,869
Iowa (State of) Tobacco Settlement Authority;

Series 2021 A‑2, Ref. RB	4.00%	06/01/2034	1,300	1,324,223

Series 2021 B‑1, Ref. RB	4.00%	06/01/2049	1,200	1,169,779

PEFA, Inc.; Series 2019, RB(b)	5.00%	09/01/2026	1,805	1,822,590

				9,369,733

Kentucky–1.98%

Henderson (City of), KY (Pratt Paper LLC); Series 2022 A, RB(e)(h)	4.70%	01/01/2052	670	632,901

Kentucky (Commonwealth of) Economic Development Finance Authority (Catholic Health Initiatives); Series 2011 B, RB (SIFMA Municipal Swap Index + 1.40%)(b)(p)	5.46%	02/01/2025	710	710,803

Kentucky (Commonwealth of) Economic Development Finance Authority (Louisville Arena Authority, Inc.); Series 2017 A, Ref. RB (INS - AGM)(g)	5.00%	12/01/2047	530	527,952

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9	Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Kentucky–(continued)
Kentucky (Commonwealth of) Economic Development Finance Authority (Next Generation Kentucky Information Highway);

Series 2015 A, RB	5.00%	07/01/2037	$1,110	$1,116,464

Series 2015 A, RB	5.00%	07/01/2040	1,985	1,988,836

Series 2015 A, RB	5.00%	01/01/2045	335	329,558
Kentucky (Commonwealth of) Economic Development Finance Authority (Owensboro Health, Inc.);

Series 2017 A, Ref. RB	5.25%	06/01/2041	1,265	1,279,935

Series 2017 A, Ref. RB	5.00%	06/01/2045	1,015	950,694

Kentucky Bond Development Corp.; Series 2020, RB (INS - BAM)(g)(i)(k)	5.00%	09/01/2044	3,840	4,023,353

				11,560,496

Louisiana–0.83%

Jefferson (Parish of), LA Sales Tax District; Series 2019 B, RB (INS - AGM)(g)	4.00%	12/01/2042	1,000	962,685

Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (St. James Parish Gomesa); Series 2019, RB(e)	3.90%	11/01/2044	885	759,782

New Orleans (City of), LA Aviation Board; Series 2015 A, RB	5.00%	01/01/2045	2,680	2,693,236

New Orleans (City of), LA Aviation Board (Parking Facilities Corp. Consolidated Garage System); Series 2018 A, RB (INS - AGM)(g)	5.00%	10/01/2043	445	459,689

				4,875,392

Maryland–0.54%

Brunswick (City of), MD (Brunswick Crossing); Series 2019, RB	5.00%	07/01/2036	384	386,480

Maryland (State of) Health & Higher Educational Facilities Authority (Stevenson University); Series 2021 A, Ref. RB	4.00%	06/01/2041	375	344,124

Maryland Economic Development Corp. (Green Bonds); Series 2022, RB(h)	5.25%	06/30/2052	1,540	1,546,616

Prince George’s (County of), MD (Collington Episcopal Life Care Community, Inc.); Series 2017, Ref. RB	5.00%	04/01/2029	905	863,038

				3,140,258

Massachusetts–3.07%

Massachusetts (Commonwealth of); Series 2004 A, Ref. GO Bonds (INS - AMBAC)(g)	5.50%	08/01/2030	1,500	1,716,670

Massachusetts (Commonwealth of) (Rail Enhancement Program) (Sustainability Bonds); Series 2022, RB	5.00%	06/01/2050	3,530	3,738,261

Massachusetts (Commonwealth of) Bay Transportation Authority (Sustainability Bonds); Subseries 2023 A‑1, RB	5.25%	07/01/2053	3,360	3,666,689

Massachusetts (Commonwealth of) Development Finance Agency (Atrius Health); Series 2015, Ref. RB	5.00%	01/01/2041	1,205	1,194,136

Massachusetts (Commonwealth of) Development Finance Agency (Boston Medical Center) (Sustainability Bopnds); Series 2023, Ref. RB	5.25%	07/01/2052	1,180	1,208,335

Massachusetts (Commonwealth of) Development Finance Agency (Massachusetts Institute of Technology); Series 2002 K, RB(i)	5.50%	07/01/2032	2,500	3,048,661

Massachusetts (Commonwealth of) Development Finance Agency (Milford Regional Medical Center); Series 2020, Ref. RB(e)	5.00%	07/15/2035	270	249,936

Massachusetts (Commonwealth of) Health & Educational Facilities Authority (Boston College); Series 2008, RB	5.50%	06/01/2026	400	426,314
Massachusetts (Commonwealth of) Port Authority;

Series 2019 A, Ref. RB(h)	5.00%	07/01/2040	1,000	1,038,913

Series 2021 E, RB(h)	5.00%	07/01/2046	1,060	1,095,758

Massachusetts (Commonwealth of) Water Resources Authority; Series 2007 B, Ref. RB (INS - AGM)(g)	5.25%	08/01/2031	500	588,117

				17,971,790

Michigan–3.47%

Academy of Warren; Series 2020 A, RB(e)	5.50%	05/01/2050	250	217,655

Detroit (City of), MI Downtown Development Authority (Catalyst Development); Series 2018 A, Ref. RB (INS - AGM)(g)	5.00%	07/01/2043	2,110	2,114,289

Michigan (State of) Building Authority (Facilities Program); Series 2016 I, RB(i)	5.00%	04/15/2041	2,865	2,944,897
Michigan (State of) Finance Authority (Detroit Water & Sewerage Department);

Series 2014 C‑3, RB (INS - AGM)(g)	5.00%	07/01/2032	2,500	2,526,831

Series 2014 C‑6, Ref. RB	5.00%	07/01/2033	625	631,150

Series 2014 D‑4, Ref. RB	5.00%	07/01/2029	625	631,100

Michigan (State of) Finance Authority (Henry Ford Health System); Series 2019 A, RB	5.00%	11/15/2048	1,655	1,683,534

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10	Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Michigan–(continued)
Michigan (State of) Finance Authority (Landmark Academy);

Series 2020, Ref. RB	5.00%	06/01/2035	$165	$152,271

Series 2020, Ref. RB	5.00%	06/01/2045	490	420,786
Michigan (State of) Finance Authority (Trinity Health Credit Group);

Series 2017 MI, RB(i)(k)(l)	5.00%	12/01/2046	3,890	3,949,075

Series 2017, Ref. RB	4.00%	12/01/2040	860	828,729

Michigan (State of) Housing Development Authority; Series 2023 A, RB	5.10%	10/01/2053	1,950	1,985,310

Michigan (State of) Strategic Fund (Green Bonds); Series 2021, RB(b)(h)	4.00%	10/01/2026	1,690	1,674,551

Michigan (State of) Strategic Fund (I‑75 Improvement Project); Series 2018, RB(h)	5.00%	06/30/2030	545	569,257

				20,329,435

Minnesota–0.35%
Bethel (City of), MN (Spectrum High School);

Series 2017 A, Ref. RB	4.25%	07/01/2047	305	235,852

Series 2017 A, Ref. RB	4.38%	07/01/2052	500	380,287

Duluth (City of), MN Economic Development Authority (Essentia Health Obligated Group); Series 2018, Ref. RB	5.00%	02/15/2048	595	596,211

St. Paul (City of), MN Housing & Redevelopment Authority (Higher Ground Academy); Series 2023, Ref. RB	5.50%	12/01/2057	500	487,171

St. Paul (City of), MN Housing & Redevelopment Authority (Hope Community Academy); Series 2020, RB	5.00%	12/01/2055	425	339,794

				2,039,315

Mississippi–0.12%

Mississippi Business Finance Corp. (System Energy Resources, Inc.); Series 2021, RB	2.38%	06/01/2044	1,120	691,881

Missouri–2.09%
Kansas City (City of), MO Industrial Development Authority (Downtown Redevelopment District);

Series 2011 A, Ref. RB	5.50%	09/01/2027	750	751,309

Series 2011 A, Ref. RB	5.50%	09/01/2028	1,515	1,517,645
Kansas City (City of), MO Industrial Development Authority (Kansas City International Airport);

Series 2019 B, RB(h)	5.00%	03/01/2046	4,740	4,818,847

Series 2019 B, RB (INS - AGM)(g)(h)	5.00%	03/01/2049	1,005	1,019,588

Kirkwood (City of), MO Industrial Development Authority (Aberdeen Heights); Series 2017 A, Ref. RB	5.25%	05/15/2050	510	381,649
Missouri (State of) Health & Educational Facilities Authority (Lutheran Senior Services);

Series 2014, RB	5.00%	02/01/2035	1,000	999,092

Series 2019, Ref. RB	5.00%	02/01/2048	330	303,811

St. Louis (County of), MO Industrial Development Authority (Friendship Village West County); Series 2018 A, RB	5.00%	09/01/2038	1,845	1,710,721

Taney (County of), MO Industrial Development Authority (Big Cedar Infrastructure); Series 2023, RB(e)	6.00%	10/01/2049	770	747,271

				12,249,933

Nebraska–1.87%
Central Plains Energy Project (No. 3);

Series 2017 A, Ref. RB	5.00%	09/01/2034	205	217,031

Series 2017 A, Ref. RB	5.00%	09/01/2042	3,740	3,809,127
Omaha (City of), NE Public Power District;

Series 2022 A, RB	5.25%	02/01/2052	4,345	4,687,287

Series 2022, RB(i)(k)	5.25%	02/01/2052	2,075	2,238,463

				10,951,908

Nevada–1.55%

Clark (County of), NV Water Reclamation District; Series 2023, GO Bonds	5.00%	07/01/2053	5,185	5,515,572

Las Vegas Valley Water District; Series 2022 A, GO Bonds	4.00%	06/01/2044	3,705	3,566,314

				9,081,886

New Hampshire–0.51%

New Hampshire (State of) Business Finance Authority; Series 2020‑1A, RB	4.13%	01/20/2034	304	292,927

New Hampshire (State of) Business Finance Authority (Social Bonds); Series 2022‑1A, RB	4.38%	09/20/2036	1,645	1,593,143

New Hampshire (State of) Health and Education Facilities Authority; Series 2020 A, RB	5.00%	08/01/2059	1,105	1,108,556

				2,994,626

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11	Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New Jersey–8.68%
East Orange (City of), NJ Board of Education;

Series 1998, COP (INS - AGM)(f)(g)	0.00%	02/01/2025	$1,845	$1,747,490

Series 1998, COP (INS - AGM)(f)(g)	0.00%	02/01/2028	2,850	2,413,055

Essex (County of), NJ Improvement Authority; Series 2004, Ref. RB (INS - NATL)(g)	5.50%	10/01/2028	1,000	1,123,268
Garden State Preservation Trust;

Series 2003 B, RB (INS - AGM)(f)(g)	0.00%	11/01/2025	2,000	1,849,802

Series 2005 A, RB (INS - AGM)(g)	5.75%	11/01/2028	1,000	1,067,660
New Jersey (State of) Economic Development Authority;

Series 2004 A, RB (INS - BHAC)(g)(i)	5.25%	07/01/2026	7,000	7,356,164

Series 2005 N‑1, Ref. RB (INS - AMBAC)(g)	5.50%	09/01/2026	1,500	1,588,609
New Jersey (State of) Economic Development Authority (Continental Airlines, Inc.);

Series 1999, RB(h)	5.13%	09/15/2023	240	240,007

Series 2012, RB(h)	5.75%	09/15/2027	450	450,411

New Jersey (State of) Economic Development Authority (Kapkowski Road Landfill); Series 2002, Ref. RB	5.75%	04/01/2031	1,000	991,494

New Jersey (State of) Economic Development Authority (Port Newark Container Terminal LLC); Series 2017, Ref. RB(h)	5.00%	10/01/2047	955	960,902

New Jersey (State of) Economic Development Authority (Social Bonds); Series 2021, RB	5.00%	06/15/2033	1,460	1,600,357
New Jersey (State of) Economic Development Authority (The Goethals Bridge Replacement);

Series 2013, RB(h)	5.13%	01/01/2034	1,250	1,254,096

Series 2013, RB(h)	5.38%	01/01/2043	1,250	1,251,690

New Jersey (State of) Health Care Facilities Financing Authority (Inspira Health Obligated Group); Series 2017, RB	4.00%	07/01/2047	3,835	3,445,760
New Jersey (State of) Transportation Trust Fund Authority;

Series 2009 A, RB(f)	0.00%	12/15/2039	6,000	2,825,656

Series 2010 A, RB(f)	0.00%	12/15/2030	1,600	1,210,217

Series 2010 A, RB(f)	0.00%	12/15/2031	3,000	2,170,555

Series 2014, RB	5.00%	06/15/2030	925	993,772

Series 2018 A, RN(i)(k)	5.00%	06/15/2029	1,590	1,657,112

Series 2018 A, RN(i)(k)	5.00%	06/15/2030	550	572,426

Series 2018 A, RN(i)(k)	5.00%	06/15/2031	1,005	1,044,871

Series 2021 A, Ref. RB	5.00%	06/15/2033	495	545,439

Series 2022, RB	5.25%	06/15/2046	1,430	1,535,040

New Jersey (State of) Turnpike Authority; Series 2005 A, Ref. RB (INS - AGM)(g)	5.25%	01/01/2027	705	754,169

Rahway Valley Sewerage Authority (The); Series 2005 A, RB (INS - NATL)(f)(g)	0.00%	09/01/2032	5,000	3,608,404
Tobacco Settlement Financing Corp.;

Series 2018 A, Ref. RB	5.00%	06/01/2046	2,935	2,988,025

Series 2018 A, Ref. RB	5.25%	06/01/2046	1,670	1,724,958

Series 2018 B, Ref. RB	5.00%	06/01/2046	1,845	1,815,310

				50,786,719

New Mexico–0.58%

New Mexico (State of) Finance Authority; Series 2023 A‑2, RB	5.25%	06/01/2053	2,955	2,996,658

Santa Fe (City of), NM (El Castillo Retirement); Series 2019 A, RB	5.00%	05/15/2049	500	405,276

				3,401,934

New York–21.36%

Build NYC Resource Corp. (Brooklyn Navy Yard); Series 2019, Ref. RB(e)(h)	5.25%	12/31/2033	400	365,599

Erie Tobacco Asset Securitization Corp.; Series 2005 A, RB	5.00%	06/01/2045	2,710	2,510,015

Hudson Yards Infrastructure Corp.; Series 2017 A, Ref. RB	4.00%	02/15/2044	2,525	2,354,728

Metropolitan Transportation Authority; Series 2013 B, RB	5.00%	11/15/2038	1,850	1,850,006
Metropolitan Transportation Authority (Green Bonds);

Series 2016 A‑1, RB	5.00%	11/15/2041	1,980	1,997,214

Series 2020 A‑1, RB (INS - AGM)(g)	4.00%	11/15/2041	2,000	1,934,956

Series 2020 A‑1, RB (INS - BAM)(g)	4.00%	11/15/2053	395	362,517

Series 2020 C‑1, RB	5.25%	11/15/2055	1,335	1,373,547
New York & New Jersey (States of) Port Authority;

Eighty-Fifth Series 1993, RB (INS - NATL)(g)	5.38%	03/01/2028	1,240	1,296,606

Series 2020 221, RB(h)	4.00%	07/15/2055	2,345	2,089,726

Two Hundred Fifth Series 2017, Ref. RB	5.25%	11/15/2057	1,645	1,710,665

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12	Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
New York (City of), NY;

Series 2020 C, GO Bonds	5.00%	08/01/2043	$2,470	$2,607,687

Subseries 2022 B‑1, GO Bonds	5.25%	10/01/2047	1,505	1,631,748

Subseries 2022 D‑1, GO Bonds(i)	5.25%	05/01/2038	1,355	1,506,621

Subseries 2022 D‑1, GO Bonds(i)	5.25%	05/01/2042	2,305	2,519,230

New York (City of), NY Industrial Development Agency (Queens Baseball Stadium); Series 2021 A, Ref. RB (INS - AGM)(g)	3.00%	01/01/2046	2,525	1,866,519
New York (City of), NY Municipal Water Finance Authority;

Series 2020 BB‑1, RB	4.00%	06/15/2050	1,675	1,585,621

Series 2020 BB‑1, RB	5.00%	06/15/2050	3,240	3,396,417

Series 2020, Ref. RB	5.00%	06/15/2050	1,635	1,713,933

Series 2021, VRD RB(m)	2.95%	06/15/2045	3,300	3,300,000
New York (City of), NY Transitional Finance Authority;

Series 2019 B‑1, RB	4.00%	11/01/2045	860	825,690

Series 2023 F‑1, RB	4.00%	02/01/2051	2,540	2,387,761

Series 2024 B, RB	4.38%	05/01/2053	2,145	2,102,552

Subseries 2013, RB(i)	5.00%	11/01/2038	5,010	5,020,323
New York (State of) Dormitory Authority;

Series 2009 C, RB (INS - AGC)(g)	5.00%	10/01/2023	180	180,217

Series 2018 A, Ref. RB	5.25%	03/15/2039	1,240	1,330,959

Series 2018 E, RB(i)	5.00%	03/15/2045	5,715	5,960,842

New York (State of) Dormitory Authority (Bidding Group 3); Series 2017 B, Ref. RB	4.00%	02/15/2047	1,945	1,841,630

New York (State of) Dormitory Authority (Memorial Sloan Kettering Cancer); Series 2022 1‑B, RB	4.00%	07/01/2051	3,640	3,372,664

New York (State of) Power Authority; Series 2020 A, RB(i)	4.00%	11/15/2045	3,675	3,553,216

New York (State of) Power Authority (Green Bonds); Series 2020, RB(i)	4.00%	11/15/2055	4,185	3,938,956
New York (State of) Thruway Authority;

Series 2019 B, RB	4.00%	01/01/2050	5,400	4,945,331

Series 2019 B, RB (INS - AGM)(g)(i)(k)	4.00%	01/01/2050	2,625	2,484,948

New York (State of) Thruway Authority (Group 3); Series 2021 A‑1, Ref. RB	4.00%	03/15/2046	2,485	2,343,654

New York Counties Tobacco Trust IV; Series 2005 A, RB	5.00%	06/01/2045	285	261,953

New York Counties Tobacco Trust VI; Series 2016 A‑1, Ref. RB	5.75%	06/01/2043	3,170	3,245,758

New York Liberty Development Corp. (3 World Trade Center); Series 2014, Class 1, Ref. RB(e)	5.00%	11/15/2044	5,735	5,488,907

New York State Urban Development Corp. (Bidding Group 3); Series 2021 A, Ref. RB	4.00%	03/15/2045	3,350	3,214,045
New York Transportation Development Corp. (American Airlines, Inc. John F. Kennedy International Airport);

Series 2020, Ref. RB(h)	5.25%	08/01/2031	520	537,707

Series 2020, Ref. RB(h)	5.38%	08/01/2036	940	958,115
New York Transportation Development Corp. (American Airlines, Inc.);

Series 2016, Ref. RB(h)	5.00%	08/01/2026	1,000	1,002,209

Series 2016, Ref. RB(h)	5.00%	08/01/2031	1,440	1,443,587
New York Transportation Development Corp. (Delta Air Lines, Inc. LaGuardia Airport Terminals C&D Redevelopment);

Series 2018, RB(h)	5.00%	01/01/2033	2,100	2,162,353

Series 2018, RB(h)	5.00%	01/01/2034	2,030	2,087,530

Series 2018, RB(h)	5.00%	01/01/2036	975	994,158

Series 2020, RB(h)	5.00%	10/01/2040	2,005	2,026,592

Series 2020, RB(h)	4.38%	10/01/2045	1,175	1,108,120
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment);

Series 2016 A, RB(h)	5.00%	07/01/2046	3,235	3,224,742

Series 2016 A, RB(h)	5.25%	01/01/2050	1,775	1,774,981

New York Transportation Development Corp. (Terminal 4 JFK International Airport); Series 2022, RB(h)	5.00%	12/01/2038	1,870	1,939,194

Onondaga (County of), NY Trust for Cultural Resources (Syracuse University); Series 2019, Ref. RB	4.00%	12/01/2047	690	652,729

Rockland Tobacco Asset Securitization Corp.; Series 2001, RB	5.75%	08/15/2043	1,735	1,760,590
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels);

Series 2020 A, RB	5.00%	11/15/2049	750	785,606

Series 2021 A, RB	5.00%	11/15/2056	1,135	1,185,725

Series 2022 C, RB	5.00%	05/15/2047	2,960	3,142,512

Series 2022, RB(i)	5.00%	05/15/2051	5,475	5,758,088

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13	Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)

TSASC, Inc.; Series 2016 B, Ref. RB	5.00%	06/01/2045	$2,125	$1,980,831

				124,998,130

North Carolina–0.25%

Raleigh (City of), NC Combined Enterprise System; Series 2023, Ref. RB	4.00%	09/01/2053	1,545	1,484,830

North Dakota–0.54%
Ward (County of), ND (Trinity Obligated Group);

Series 2017 C, RB	5.00%	06/01/2048	2,350	1,832,733

Series 2017 C, RB	5.00%	06/01/2053	1,745	1,317,580

				3,150,313

Ohio–5.54%

Akron, Bath & Copley Joint Township Hospital District (Summa Health Obligated Group); Series 2016, Ref. RB	5.25%	11/15/2046	2,645	2,656,895
Buckeye Tobacco Settlement Financing Authority;

Series 2020 A‑2, Ref. RB	4.00%	06/01/2048	5,290	4,687,730

Series 2020 B‑2, Ref. RB	5.00%	06/01/2055	7,865	7,200,219

Series 2020 B‑3, Ref. RB(f)	0.00%	06/01/2057	8,605	994,183

Cleveland (City of) & Cuyahoga (County of), OH Port Authority (Constellation Schools); Series 2014 A, Ref. RB(e)	6.50%	01/01/2034	1,100	1,100,512

Cleveland (City of), OH (Continental Airlines, Inc.); Series 1998, RB(h)	5.38%	09/15/2027	805	807,207

Columbus (City of) & Franklin (County of), OH Finance Authority (Easton); Series 2020, RB(e)	5.00%	06/01/2028	645	642,721

Cuyahoga (County of), OH (MetroHealth System); Series 2017, Ref. RB	5.50%	02/15/2052	845	851,348

Franklin (County of), OH (Nationwide Children’s Hospital); Series 2019, RB	5.00%	11/01/2048	1,360	1,432,637

Hamilton (County of), OH; Series 2000 B, RB (INS - AMBAC)(f)(g)	0.00%	12/01/2023	2,000	1,982,452

Hamilton (County of), OH (Cincinnati Children’s Hospital); Series 2019 CC, RB	5.00%	11/15/2049	1,645	1,753,117

Hamilton (County of), OH (Life Enriching Communities); Series 2016, Ref. RB	5.00%	01/01/2046	1,490	1,333,148

Montgomery (County of), OH (Trousdale Foundation Properties); Series 2018 A, RB (Acquired 08/29/2018; Cost $1,382,133)(c)(d)(e)	6.00%	04/01/2038	1,410	310,200

Muskingum (County of), OH (Genesis Healthcare System); Series 2013, RB	5.00%	02/15/2044	920	833,234

Ohio (State of) (University Hospitals Health System, Inc.); Series 2020 A, Ref. RB	4.00%	01/15/2050	2,515	2,221,813

Ohio (State of) Air Quality Development Authority (Ohio Valley Electric Corp.); Series 2014, RB(b)(h)	2.60%	10/01/2029	1,000	865,985

Ohio (State of) Air Quality Development Authority (Pratt Paper LLC); Series 2017, RB(e)(h)	4.25%	01/15/2038	585	566,016

Ohio (State of) Housing Finance Agency (Covenant House Apartments); Series 2008 C, RB (CEP - GNMA)(h)	5.85%	09/20/2028	285	285,169

Ohio (State of) Municipal Electric Generation Agency (Joint Venture 5); Series 2001, Beneficial Interest Ctfs. (INS - NATL)(f)(g)	0.00%	02/15/2030	1,000	784,785
Ohio State University (The);

Series 2010 D, RB(l)	5.00%	12/01/2030	45	50,928

Series 2010 D, RB	5.00%	12/01/2030	955	1,080,795

				32,441,094

Oklahoma–2.35%

Edmond Public Works Authority;

Series 2017, RB(i)	5.00%	07/01/2042	2,735	2,864,337

Series 2017, RB(i)	5.00%	07/01/2047	2,670	2,783,659
Oklahoma (State of) Development Finance Authority (OU Medicine);

Series 2018 B, RB	5.50%	08/15/2052	3,780	3,617,837

Series 2018 B, RB	5.50%	08/15/2057	1,240	1,174,431

Oklahoma (State of) Development Finance Authority (Provident Oklahoma Education Resources, Inc.-Cross Village Student Housing); Series 2017, RB(c)	5.00%	08/01/2052	1,945	1,945

Oklahoma (State of) Water Resources Board; Series 2022 B, RB	5.00%	10/01/2047	1,585	1,717,209
Oklahoma (State of) Water Resources Board (2019 Master Trust);

Series 2023, RB	4.00%	04/01/2048	720	695,849

Series 2023, RB	4.13%	04/01/2053	895	872,549

				13,727,816

Ontario–0.14%

Affordable Housing Tax‑Exempt Bond Pass-Thru Trust; Series 2023‑1, RB(e)	6.00%	10/05/2040	839	802,328

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14	Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Oregon–1.23%

Clackamas (County of), OR Hospital Facility Authority (Rose Villa); Series 2020 A, Ref. RB	5.38%	11/15/2055	$500	$455,634

Oregon (State of); Series 2019, GO Bonds(i)(k)	5.00%	08/01/2044	3,350	3,549,878

Portland (Port of), OR (Green Bonds); Twenty Ninth Series 2023, RB(h)	5.50%	07/01/2048	1,425	1,531,194

Portland (Port of), OR (Portland International Airport); Series 2022 28, RB(h)	5.00%	07/01/2052	1,605	1,639,623

				7,176,329

Pennsylvania–4.43%

Allegheny (County of), PA Hospital Development Authority (Allegheny Health Network Obligated Group Issue); Series 2018 A, Ref. RB	4.00%	04/01/2044	2,905	2,514,944

Coatesville School District; Series 2020 A, GO Bonds (INS - BAM)(f)(g)	0.00%	10/01/2036	650	343,239

Franklin (County of), PA Industrial Development Authority (Menno-Haven, Inc.); Series 2018, Ref. RB	5.00%	12/01/2024	500	494,361
Lancaster (County of), PA Hospital Authority (Penn State Health);

Series 2021, RB	5.00%	11/01/2046	515	527,649

Series 2021, RB	5.00%	11/01/2051	685	699,225
Pennsylvania (Commonwealth of) Economic Development Financing Authority (Penndot Major Bridges);

Series 2022, RB(h)	5.25%	06/30/2053	2,015	2,048,433

Series 2022, RB (INS - AGM)(g)(h)	5.00%	12/31/2057	1,010	1,022,514
Pennsylvania (Commonwealth of) Economic Development Financing Authority (UPMC);

Series 2021 A, Ref. RB	4.00%	10/15/2039	660	625,483

Series 2023 A‑2, RB	4.00%	05/15/2048	545	493,029
Pennsylvania (Commonwealth of) Turnpike Commission;

Series 2014 A, RB	4.75%	12/01/2037	990	1,013,304

Series 2014 A‑2, RB(j)	5.13%	12/01/2039	2,000	1,996,055

Series 2019 A, RB	5.00%	12/01/2049	220	229,061

Series 2020 B, RB	5.00%	12/01/2050	595	619,316

Series 2021 A, RB	4.00%	12/01/2050	1,250	1,139,987
Pennsylvania Higher Education Assistance Agency (Senior Bonds);

Series 2023 A, RB(h)	5.00%	06/01/2029	500	523,159

Series 2023 A, RB(h)	5.00%	06/01/2030	685	723,343

Series 2023 A, RB(h)	5.00%	06/01/2031	745	789,222

Series 2023 A, RB(h)	5.00%	06/01/2032	870	923,886
Philadelphia (City of), PA;

Series 2017 B, Ref. RB(h)	5.00%	07/01/2042	5,295	5,362,585

Series 2017 B, Ref. RB(h)	5.00%	07/01/2047	525	529,007

Series 2021, Ref. RB (INS - AGM)(g)(h)	4.00%	07/01/2041	1,230	1,156,796

Philadelphia (City of), PA Authority for Industrial Development (St. Joseph’s University); Series 2022, RB	5.50%	11/01/2060	1,670	1,755,626

Philadelphia (City of), PA Authority for Industrial Development (String Theory Charter School); Series 2020, Ref. RB(e)	5.00%	06/15/2050	400	374,232

				25,904,456

Puerto Rico–6.01%
Children’s Trust Fund;

Series 2002, RB	5.50%	05/15/2039	3,030	3,030,354

Series 2002, RB	5.63%	05/15/2043	1,490	1,497,481

Series 2005 A, RB(f)	0.00%	05/15/2050	5,915	1,072,443

Series 2005 B, RB(f)	0.00%	05/15/2055	2,540	265,813

Series 2008 A, RB(f)	0.00%	05/15/2057	14,970	1,041,158

Series 2008 B, RB(f)	0.00%	05/15/2057	37,695	2,073,858
Puerto Rico (Commonwealth of);

Series 2021 A‑1, GO Bonds	5.63%	07/01/2027	1,170	1,220,257

Series 2021 A‑1, GO Bonds	4.00%	07/01/2035	1,260	1,158,014

Series 2021 A‑1, GO Bonds	4.00%	07/01/2037	980	881,710

Subseries 2022, RN	0.00%	11/01/2043	801	413,659

Subseries 2022, RN	0.00%	11/01/2051	1,466	758,299
Puerto Rico (Commonwealth of) Electric Power Authority;

Series 2007 VV, Ref. RB (INS - NATL)(g)	5.25%	07/01/2032	1,840	1,805,071

Series 2007 VV, Ref. RB (INS - NATL)(g)	5.25%	07/01/2033	735	723,160

Series 2007 VV, Ref. RB (INS - NATL)(g)	5.25%	07/01/2035	645	627,790

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15	Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Puerto Rico–(continued)

Puerto Rico (Commonwealth of) Highway & Transportation Authority; Series 2022 A, RB	5.00%	07/01/2062	$1,680	$1,656,900
Puerto Rico Sales Tax Financing Corp.;

Series 2018 A‑1, RB(f)	0.00%	07/01/2027	450	385,194

Series 2018 A‑1, RB(f)	0.00%	07/01/2029	1,495	1,169,649

Series 2018 A‑1, RB(f)	0.00%	07/01/2033	2,458	1,590,691

Series 2018 A‑1, RB(f)	0.00%	07/01/2046	8,305	2,313,177

Series 2018 A‑1, RB(f)	0.00%	07/01/2051	10,905	2,253,927

Series 2018 A‑1, RB	4.75%	07/01/2053	1,825	1,710,900

Series 2018 A‑1, RB	5.00%	07/01/2058	5,880	5,705,984

Series 2019 A‑2, RB	4.33%	07/01/2040	1,930	1,832,739
				35,188,228

Rhode Island–0.36%

Tobacco Settlement Financing Corp.; Series 2015 B, Ref. RB	5.00%	06/01/2050	2,185	2,120,856

South Carolina–0.40%

South Carolina (State of) Ports Authority; Series 2015, RB(b)(h)(l)	5.25%	07/01/2025	1,115	1,143,119

South Carolina (State of) Public Service Authority; Series 2014 C, Ref. RB	5.00%	12/01/2046	1,190	1,190,432

				2,333,551

South Dakota–0.37%
South Dakota (State of) Health & Educational Facilities Authority (Sanford Obligated Group); Series 2014 B, RB	5.00%	11/01/2044	2,185	2,185,138

Tennessee–3.88%

Chattanooga (City of), TN Health, Educational & Housing Facility Board (CommonSpirit Health); Series 2019 A‑2, Ref. RB	5.00%	08/01/2049	1,260	1,273,064

Clarksville (City of), TN; Series 2021 A, RB	4.00%	02/01/2051	1,695	1,609,480
Greeneville (Town of), TN Health & Educational Facilities Board (Ballad Health Obligated Group); Series 2018 A, Ref. RB	5.00%	07/01/2037	1,800	1,843,160

Kingsport (City of), TN; Series 2023, GO Bonds	4.13%	03/01/2053	2,035	1,926,835

Knox (County of), TN & Knoxville (City of), TN Sports Authority (Multi‑Use Stadium); Series 2023 A, RB	6.00%	12/01/2054	6,000	6,810,341

Knoxville (City of), TN; Series 2022 OO, RB	4.00%	07/01/2052	3,225	3,051,793

Memphis (City of) & Shelby (County of), TN Airport Authority; Series 2018, RB(h)	5.00%	07/01/2043	1,305	1,324,139

Metropolitan Nashville Airport Authority (The); Series 2019 B, RB(h)	5.00%	07/01/2054	570	576,514

Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The) (Lipscomb University); Series 2019 A, Ref. RB	5.00%	10/01/2034	715	725,240

Shelby (County of), TN Health, Educational & Housing Facilities Board (Methodist Le Bonheur Healthcare); Series 2008, VRD RB (INS - AGM)(g)	0.02%	06/01/2042	1,000	1,000,000

Tennessee Energy Acquisition Corp.; Series 2021 A, RB(b)	5.00%	11/01/2031	2,510	2,596,887

				22,737,453

Texas–15.07%
Austin (City of), TX;

Series 2023, Ref. RB	5.00%	11/15/2037	1,540	1,709,594

Series 2023, Ref. RB	5.25%	11/15/2053	2,185	2,356,530

Bay Area Toll Authority (San Francisco Bay Area); Series 2023, VRD RB (LOC - Barclays Bank PLC)(e)(m)(q)	3.66%	06/01/2063	820	820,000

Central Texas Regional Mobility Authority; Series 2021 B, RB	5.00%	01/01/2046	1,015	1,049,306

Clifton Higher Education Finance Corp. (Idea Public Schools); Series 2021 T, RB (CEP—Texas Permanent School Fund)	4.00%	08/15/2050	1,360	1,205,305

Clifton Higher Education Finance Corp. (International Leadership of Texas); Series 2018 D, RB	5.75%	08/15/2033	1,675	1,692,126

Crowley Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	4.25%	02/01/2053	1,650	1,608,550

Denton (County of), TX; Series 2023, Ref. GO Bonds	4.00%	07/15/2048	4,250	3,965,736

El Paso (City of), TX; Series 2022 A, RB	4.00%	03/01/2048	3,065	2,835,278

Forney Independent School District; Series 2022 B, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	08/15/2052	2,225	2,096,966
Greater Texoma Utility Authority (City of Sherman);

Series 2023 A, RB (INS - BAM)(g)	4.38%	10/01/2053	1,340	1,268,074

Series 2023, RB (INS - AGM)(g)	4.25%	10/01/2053	1,430	1,324,653

Harris (County of), TX Toll Road Authority (The); Series 2021, Ref. RB	4.00%	08/15/2050	1,295	1,169,962

Harris County Industrial Development Corp. (Energy Transfer L.P.); Series 2023, Ref. RB(b)	4.05%	06/01/2033	1,345	1,322,438

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16	Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
Houston (City of), TX;

Series 2023 A, Ref. RB (INS - AGM)(g)(h)	5.25%	07/01/2048	$1,175	$1,236,652

Series 2023 A, Ref. RB (INS - AGM)(g)(h)	5.25%	07/01/2053	1,175	1,229,968

Houston (City of), TX Airport System (United Airlines, Inc. Terminal E);

Series 2014, Ref. RB(h)	4.75%	07/01/2024	905	905,882

Series 2021 A, RB(h)	4.00%	07/01/2041	585	517,704

Houston (City of), TX Airport System (United Airlines, Inc.); Series 2018, RB(h)	5.00%	07/15/2028	495	501,434

La Vernia Higher Education Finance Corp. (Meridian World School); Series 2015 A, RB(b)(e)(l)	5.50%	08/15/2024	1,330	1,348,347

Lamar Consolidated Independent School District; Series 2023, GO Bonds	4.00%	02/15/2053	1,860	1,708,037

Lockhart Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	4.13%	08/01/2053	1,250	1,203,285

Lower Colorado River Authority (LCRA Transmission Services Corp.); Series 2022, Ref. RB	5.50%	05/15/2047	1,170	1,264,688

Mission Economic Development Corp. (Natgasoline); Series 2018, Ref. RB(e)(h)	4.63%	10/01/2031	3,085	3,014,825
Montgomery Independent School District;

Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	02/15/2048	885	832,208

Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	02/15/2053	2,125	1,960,839

New Hope Cultural Education Facilities Finance Corp. (4‑K Housing, Inc.-Stoney Brook); Series 2017 B, RB(c)	5.00%	07/01/2052	1,500	675,000
New Hope Cultural Education Facilities Finance Corp. (Buckingham Senior Living Community);

Series 2021 A‑1, RB	7.50%	11/15/2037	60	45,736

Series 2021, RB	2.00%	11/15/2061	1,596	631,107
New Hope Cultural Education Facilities Finance Corp. (Carillon Lifecare Community);

Series 2016, Ref. RB	5.00%	07/01/2036	650	544,485

Series 2016, Ref. RB	5.00%	07/01/2046	800	587,777

New Hope Cultural Education Facilities Finance Corp. (CHF‑Collegiate Housing College Station I, LLC - Texas A&M University); Series 2014 A, RB (INS - AGM)(g)	5.00%	04/01/2046	520	517,682

New Hope Cultural Education Facilities Finance Corp. (Jubilee Academic Center); Series 2021, Ref. RB(e)	4.00%	08/15/2051	1,010	728,185
New Hope Cultural Education Facilities Finance Corp. (Longhorn Village);

Series 2017, Ref. RB	5.00%	01/01/2042	495	442,919

Series 2017, Ref. RB	5.00%	01/01/2047	620	539,143
New Hope Cultural Education Facilities Finance Corp. (Presbyterian Village North);

Series 2018, Ref. RB	5.00%	10/01/2031	560	528,662

Series 2018, Ref. RB	5.00%	10/01/2032	1,015	949,452

Series 2020, RB	5.25%	10/01/2055	2,505	1,932,027
San Antonio (City of), TX;

Series 2023 A, Ref. RB	5.25%	02/01/2046	1,760	1,915,423

Series 2023 A, Ref. RB	5.50%	02/01/2050	1,300	1,432,246
Tarrant (County of), TX Hospital District;

Series 2023, GO Bonds	4.25%	08/15/2048	805	770,469

Series 2023, GO Bonds	4.25%	08/15/2053	2,280	2,154,504

Tarrant County Cultural Education Facilities Finance Corp.; Series 2016 A, Ref. RB(i)	5.00%	02/15/2047	3,455	3,498,799
Tarrant County Cultural Education Facilities Finance Corp. (Air Force Village Obligated Group);

Series 2016, Ref. RB	5.00%	05/15/2037	2,295	2,046,120

Series 2016, Ref. RB	5.00%	05/15/2045	1,660	1,360,396
Tarrant County Cultural Education Facilities Finance Corp. (C.C. Young Memorial Home);

Series 2007, RB (Acquired 12/19/2007; Cost $286,020)(c)(d)	5.75%	02/15/2025	305	167,750

Series 2017 A, RB (Acquired 12/15/2016; Cost $1,958,240)(c)(d)	6.38%	02/15/2048	1,940	1,067,000
Tarrant County Cultural Education Facilities Finance Corp. (MRC Stevenson Oaks);

Series 2020, Ref. RB	6.63%	11/15/2041	85	78,939

Series 2020, Ref. RB	6.75%	11/15/2051	85	76,192

Series 2020, Ref. RB	6.88%	11/15/2055	85	76,772

Texas (State of) Transportation Commission; Series 2019, RB(f)	0.00%	08/01/2043	3,000	1,072,384
Texas (State of) Transportation Commission (Central Texas Turnpike System);

Series 2015 B, Ref. RB(f)	0.00%	08/15/2036	3,475	1,844,712

Series 2015 B, Ref. RB(f)	0.00%	08/15/2037	1,175	586,867

Series 2015 C, Ref. RB	5.00%	08/15/2042	5,480	5,480,000

Texas City Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	08/15/2053	1,430	1,346,662

Texas Municipal Gas Acquisition & Supply Corp. I; Series 2008 D, RB	6.25%	12/15/2026	3,410	3,531,319

Texas Private Activity Bond Surface Transportation Corp. (Blueridge Transportation Group, LLC SH 288 Toll Lanes); Series 2016, RB(h)	5.00%	12/31/2055	1,140	1,125,445

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17	Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)

Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners Segments 3 LLC Segments 3A and 3B Facility); Series 2013, RB(h)	7.00%	12/31/2038	$1,475	$1,478,048

Texas Water Development Board; Series 2022, RB(i)	5.00%	10/15/2047	3,345	3,563,950

Travis County Cultural Education Facilities Finance Corp. (Wayside Schools); Series 2012 A, RB	5.25%	08/15/2042	10	9,527

Waco (City of), TX; Series 2023 A, Ctfs. Of Obligation	4.00%	02/01/2053	2,475	2,232,068

Waller Consolidated Independent School District; Series 2023, GO Bonds (INS - BAM)(g)	4.00%	02/15/2053	3,360	3,004,886

				88,191,040

Utah–1.48%

Black Desert Public Infrastructure District; Series 2021 A, GO Bonds(e)	4.00%	03/01/2051	500	368,290

Military Installation Development Authority; Series 2021 A‑2, RB	4.00%	06/01/2052	500	362,700
Salt Lake City (City of), UT;

Series 2021 A, RB(h)	5.00%	07/01/2046	835	855,965

Series 2021 A, RB(h)	5.00%	07/01/2051	445	453,464

Series 2023 A, RB(h)	5.25%	07/01/2048	1,575	1,657,640

Utah (County of), UT (IHC Health Services, Inc.); Series 2016 B, RB	4.00%	05/15/2047	3,300	3,062,173

Utah (State of) Charter School Finance Authority (Ogden Preparatory Academy); Series 2022 A, Ref. RB	4.38%	10/15/2047	835	763,715

Utah Telecommunication Open Infrastructure Agency; Series 2022, Ref. RB	4.38%	06/01/2040	1,115	1,118,482

				8,642,429

Virginia–2.48%

Chesapeake (City of), VA Expressway; Series 2012 A, RB	5.00%	07/15/2047	2,540	2,540,258

Hampton (City of), VA Roads Transportation Accountability Commission; Series 2022 A, RB	4.00%	07/01/2052	2,895	2,690,834

Peninsula Town Center Community Development Authority; Series 2018, Ref. RB(e)	5.00%	09/01/2045	340	312,772

Roanoke (City of), VA Economic Development Authority (Richfield Living); Series 2020, RB (Acquired 01/23/2020; Cost $325,000)(c)(d)	5.00%	09/01/2050	325	195,000

Virginia (Commonwealth of) Small Business Financing Authority (95 Express Lanes LLC); Series 2022, Ref. RB(h)	5.00%	01/01/2037	3,120	3,237,016
Virginia (Commonwealth of) Small Business Financing Authority (I‑495 Hot Lanes);

Series 2022, Ref. RB(h)	5.00%	12/31/2052	530	533,198

Series 2022, Ref. RB(h)	5.00%	12/31/2057	1,630	1,635,867
Virginia (Commonwealth of) Small Business Financing Authority (Transform 66 P3);

Series 2017, RB(h)	5.00%	12/31/2049	910	911,502

Series 2017, RB(h)	5.00%	12/31/2056	2,500	2,475,785

				14,532,232

Washington–3.36%

Bellevue (City of), WA Convention Center Authority (Compound Interest); Series 1994, Ref. RB(f)(l)	0.00%	02/01/2024	5,000	4,930,561

Kalispel Tribe of Indians; Series 2018 A, RB(e)	5.25%	01/01/2038	1,320	1,346,850

Seattle (City of), WA; Series 2023 A, Ref. RB	5.00%	03/01/2053	2,435	2,586,076

Tacoma (City of), WA; Series 2023, RB(i)	4.00%	12/01/2047	2,785	2,638,561

Washington (State of); Series 2019 A, GO Bonds(i)	5.00%	08/01/2042	1,875	1,969,995

Washington (State of) Convention Center Public Facilities District; Series 2018, RB	5.00%	07/01/2048	3,480	3,509,438
Washington (State of) Housing Finance Commission (Bayview Manor Homes);

Series 2016 A, Ref. RB(e)	5.00%	07/01/2046	435	339,401

Series 2016 A, Ref. RB(e)	5.00%	07/01/2051	360	271,215

Washington (State of) Housing Finance Commission (Social Certificates); Series 2021‑1A, Revenue Ctfs.	3.50%	12/20/2035	1,204	1,090,936

Washington (State of) Tobacco Settlement Authority; Series 2013, Ref. RB	5.25%	06/01/2033	1,000	981,992

				19,665,025

West Virginia–0.44%

Monongalia (County of), WV Commission Special District (University Town Centre Economic Opportunity Development District); Series 2020, Ref. RB(e)	7.50%	06/01/2043	830	900,721

West Virginia (State of) Hospital Finance Authority (West Virginia University Health System Obligated Group); Series 2023, RB	4.25%	06/01/2047	1,790	1,672,669

				2,573,390

Wisconsin–4.52%

University of Wisconsin Hospitals & Clinics; Series 2018 B, Ref. VRD RB(m)	2.95%	04/01/2048	1,650	1,650,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18	Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Wisconsin–(continued)
Wisconsin (State of) Center District;

Series 2020 D, RB (INS - AGM)(f)(g)	0.00%	12/15/2050	$6,520	$1,768,145

Series 2020 D, RB (INS - AGM)(f)(g)	0.00%	12/15/2060	29,455	4,775,872

Series 2022, RB(e)	5.25%	12/15/2061	1,705	1,634,341
Wisconsin (State of) Health & Educational Facilities Authority (Aspirus, Inc. Obligated Group);

Series 2021, RB	3.00%	08/15/2051	840	576,383

Series 2021, RB	4.00%	08/15/2051	2,800	2,506,815

Wisconsin (State of) Health & Educational Facilities Authority (Froedtert Health); Series 2022 A, Ref. RB	4.00%	04/01/2042	2,510	2,298,932

Wisconsin (State of) Health & Educational Facilities Authority (Gundersen Health system); Series 2021 A, Ref. RB	3.00%	10/15/2038	1,680	1,354,920

Wisconsin (State of) Health & Educational Facilities Authority (Medical College of Wisconsin); Series 2022, Ref. RB	4.00%	12/01/2051	1,540	1,409,381
Wisconsin (State of) Public Finance Authority (American Dream at Meadowlands);

Series 2017, RB(c)(e)	6.75%	08/01/2031	915	640,500

Series 2017, RB(e)	6.75%	12/01/2042	2,135	1,934,400
Wisconsin (State of) Public Finance Authority (Explore Academy);

Series 2020 A, RB(e)	6.13%	02/01/2050	415	354,805

Series 2022 A, RB(e)	6.13%	02/01/2050	450	384,728

Wisconsin (State of) Public Finance Authority (Mallard Creek STEM Academy); Series 2019 A, RB(e)	5.13%	06/15/2039	625	591,605

Wisconsin (State of) Public Finance Authority (Maryland Proton Treatment Center); Series 2018 A‑1, RB(e)	6.38%	01/01/2048	650	399,750
Wisconsin (State of) Public Finance Authority (Prime Healthcare Foundation, Inc.);

Series 2018 A, RB	5.20%	12/01/2037	1,675	1,683,302

Series 2018 A, RB	5.35%	12/01/2045	1,675	1,627,028

Wisconsin (State of) Public Finance Authority (Roseman University of Health Sciences); Series 2015, Ref. RB	5.75%	04/01/2035	875	887,540

				26,478,447

Wyoming–0.17%

University of Wyoming; Series 2021 C, RB (INS - AGM)(g)	4.00%	06/01/2044	1,065	1,002,074

Total Municipal Obligations (Cost $929,513,684)				904,007,983

			Shares

Exchange-Traded Funds–0.09%

Invesco Municipal Strategic Income ETF

(Cost $512,037)(r)			10,050	499,712

TOTAL INVESTMENTS IN SECURITIES(s) –154.54% (Cost $930,025,721)				904,507,695
FLOATING RATE NOTE OBLIGATIONS–(13.94)%

Notes with interest and fee rates ranging from 4.58% to 4.63% at 08/31/2023 and contractual maturities of collateral ranging from 07/01/2026 to 11/15/2055 (See Note 1J)(t)				(81,590,000)

VARIABLE RATE MUNI TERM PREFERRED SHARES–(41.47)%				(242,745,480)

OTHER ASSETS LESS LIABILITIES–0.87%				5,118,357

NET ASSETS APPLICABLE TO COMMON SHARES–100.00%				$585,290,572

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19	Invesco Municipal Trust

Investment Abbreviations:

AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– American Municipal Bond Assurance Corp.
BAM	– Build America Mutual Assurance Co.
BHAC	– Berkshire Hathaway Assurance Corp.
CEP	– Credit Enhancement Provider
COP	– Certificates of Participation
Ctfs.	– Certificates
ETF	– Exchange-Traded Fund
FHLMC	– Federal Home Loan Mortgage Corp.
GNMA	– Government National Mortgage Association
GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
INS	– Insurer
LOC	– Letter of Credit
NATL	– National Public Finance Guarantee Corp.
PCR	– Pollution Control Revenue Bonds
RAC	– Revenue Anticipation Certificates
RB	– Revenue Bonds
Ref.	– Refunding
RN	– Revenue Notes
SIFMA	– Securities Industry and Financial Markets Association
VRD	– Variable Rate Demand
Notes to Schedule of Investments:

(a)	Calculated as a percentage of net assets. Amounts in excess of 100% are due to the Trust’s use of leverage.
(b)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(c)
Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at August 31, 2023 was $4,145,714, which represented less than 1% of the Trust’s Net Assets.

(d)	Restricted security. The aggregate value of these securities at August 31, 2023 was $2,828,267, which represented less than 1% of the Trust’s Net Assets.
(e)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2023 was $50,185,998, which represented 8.57% of the Trust’s Net Assets.

(f)	Zero coupon bond issued at a discount.
(g)	Principal and/or interest payments are secured by the bond insurance company listed.
(h)	Security subject to the alternative minimum tax.
(i)	Underlying security related to TOB Trusts entered into by the Trust. See Note 1J.
(j)	Convertible capital appreciation bond. The interest rate shown represents the coupon rate at which the bond will accrue at a specified future date.
(k)
Security is subject to a reimbursement agreement which may require the Trust to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the TOB Trusts. In case of a shortfall, the maximum potential amount of payments the Trust could ultimately be required to make under the agreement is $24,237,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the TOB Trusts.

(l)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(m)
Demand security payable upon demand by the Trust at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on August 31, 2023.

(n)	Security valued using significant unobservable inputs (Level 3). See Note 3.
(o)	The issuer is paying less than stated interest, but is not in default on principal because scheduled principal payments have not yet begun.
(p)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2023.
(q)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(r)
Affiliated issuer. The issuer and/or the Trust is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Trust’s transactions in, and earnings from, its investments in affiliates for the six months ended August 31, 2023.

	Value February 28, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value August 31, 2023	Dividend Income

Invesco Municipal Strategic Income ETF	$500,445	$—	$—	$(733)	$—	$499,712	$10,304

(s)
This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entity	Percent

Assured Guaranty Municipal Corp.	5.71%

(t)
Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at August 31, 2023. At August 31, 2023, the Trust’s investments with a value of $121,043,729 are held by TOB Trusts and serve as collateral for the $81,590,000 in the floating rate note obligations outstanding at that date.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20	Invesco Municipal Trust

Portfolio Composition
By credit sector, based on total investments
As of August 31, 2023

Revenue Bonds	85.35%

General Obligation Bonds	11.96

Pre‑Refunded Bonds	1.76

Other	0.93

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21	Invesco Municipal Trust

Statement of Assets and Liabilities
August 31, 2023
(Unaudited)

Assets:
Investments in unaffiliated securities, at value (Cost $929,513,684)	$904,007,983

Investments in affiliates, at value (Cost $512,037)	499,712

Cash	2,938,337

Receivable for:
Investments sold	22,267,719

Interest	9,165,266

Investment for trustee deferred compensation and retirement plans	23,390

Total assets	938,902,407

Liabilities:
Floating rate note obligations	81,590,000

Variable rate muni term preferred shares ($0.01 par value, 2,428 shares issued with liquidation preference of $100,000 per share)	242,745,480

Payable for:
Investments purchased	28,087,607

Dividends	58,949

Accrued fees to affiliates	50,460

Accrued interest expense	932,617

Accrued trustees’ and officers’ fees and benefits	1,379

Accrued other operating expenses	121,953

Trustee deferred compensation and retirement plans	23,390

Total liabilities	353,611,835

Net assets applicable to common shares	$585,290,572

Net assets applicable to common shares consist of:

Shares of beneficial interest – common shares	$696,654,870

Distributable earnings (loss)	(111,364,298)

$585,290,572

Common shares outstanding, no par value, with an unlimited number of common shares authorized:

Common shares outstanding	55,335,515

Net asset value per common share	$10.58

Market value per common share	$9.07

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22	Invesco Municipal Trust

Statement of Operations
For the six months ended August 31, 2023
(Unaudited)

Investment income:
Interest	$21,969,777

Dividends from affiliates	10,304

Total investment income	21,980,081

Expenses:
Advisory fees	2,623,001

Administrative services fees	46,751

Custodian fees	4,559

Interest, facilities and maintenance fees	7,351,583

Transfer agent fees	19,826

Trustees’ and officers’ fees and benefits	11,072

Registration and filing fees	21,737

Reports to shareholders	22,464

Professional services fees	61,804

Other	4,615

Total expenses	10,167,412

Less: Fees waived	(977)

Net expenses	10,166,435

Net investment income	11,813,646

Realized and unrealized gain (loss) from:
Net realized gain (loss) from unaffiliated investment securities (includes net gains (losses) from securities sold to affiliates of $(364,385))	(3,049,371)

Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	(76,531)

Affiliated investment securities	(733)

(77,264)

Net realized and unrealized gain (loss)	(3,126,635)

Net increase in net assets resulting from operations applicable to common shares	$8,687,011

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23	Invesco Municipal Trust

Statement of Changes in Net Assets
For the six months ended August 31, 2023 and the year ended February 28, 2023
(Unaudited)

	August 31, 2023	February 28, 2023
Operations:
Net investment income	$11,813,646	$27,323,652

Net realized gain (loss)	(3,049,371)	(43,750,262)

Change in net unrealized appreciation (depreciation)	(77,264)	(73,997,602)

Net increase (decrease) in net assets resulting from operations applicable to common shares	8,687,011	(90,424,212)

Distributions to common shareholders from distributable earnings	(12,207,015)	(27,730,998)

Return of capital applicable to common shares	–	(1,867,979)

Total distributions	(12,207,015)	(29,598,977)

Net increase (decrease) in net assets applicable to common shares	(3,520,004)	(120,023,189)

Net assets applicable to common shares:
Beginning of period	588,810,576	708,833,765

End of period	$585,290,572	$588,810,576

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24	Invesco Municipal Trust

Statement of Cash Flows
For the six months ended August 31, 2023
(Unaudited)

Cash provided by operating activities:

Net increase in net assets resulting from operations applicable to common shares	$8,687,011

Adjustments to reconcile the change in net assets applicable to common shares from operations to net cash provided by operating activities:
Purchases of investments	(114,302,998)

Proceeds from sales of investments	144,349,026

Proceeds from sales of short-term investments, net	6,402,322

Amortization of premium on investment securities	1,390,258

Accretion of discount on investment securities	(1,797,419)

Net realized loss from investment securities	3,049,371

Net change in unrealized depreciation on investment securities	77,264

Change in operating assets and liabilities:

Increase in receivables and other assets	(19,533,073)

Increase in accrued expenses and other payables	81,382

Net cash provided by operating activities	28,403,144

Cash provided by (used in) financing activities:
Dividends paid to common shareholders from distributable earnings	(12,210,491)

Proceeds of TOB Trusts	940,000

Repayments of TOB Trusts	(28,000,000)

Net cash provided by (used in) financing activities	(39,270,491)

Net decrease in cash and cash equivalents	(10,867,347)

Cash and cash equivalents at beginning of period	13,805,684

Cash and cash equivalents at end of period	$2,938,337

Supplemental disclosure of cash flow information:
Cash paid during the period for taxes	$(35,929)

Cash paid during the period for interest, facilities and maintenance fees	$7,231,923

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25	Invesco Municipal Trust

Financial Highlights
(Unaudited)
The following schedule presents financial highlights for a share of the Trust outstanding throughout the periods indicated.

	Six Months Ended		Years Ended			Year Ended	Year Ended
	August 31,		February 28,			February 29,	February 28,

	2023		2023	2022	2021	2020	2019

Net asset value per common share, beginning of period	$10.64		$12.81	$13.49	$13.97	$12.90	$13.14

Net investment income(a)	0.21		0.49	0.59	0.63	0.57	0.61

Net gains (losses) on securities (both realized and unrealized)	(0.05)		(2.13)	(0.64)	(0.51)	1.11	(0.20)

Total from investment operations	0.16		(1.64)	(0.05)	0.12	1.68	0.41

Less:
Dividends paid to common shareholders from net investment income	(0.22)		(0.50)	(0.63)	(0.60)	(0.58)	(0.63)

Return of capital	–		(0.03)	–	–	(0.03)	(0.02)

Total distributions	(0.22)		(0.53)	(0.63)	(0.60)	(0.61)	(0.65)

Net asset value per common share, end of period	$10.58		$10.64	$12.81	$13.49	$13.97	$12.90

Market value per common share, end of period	$9.07		$9.47	$11.81	$12.82	$12.61	$11.89

Total return at net asset value(b)	1.77%		(12.43)%	(0.45)%	1.45%	13.68%	3.83%

Total return at market value(c)	(1.98)%		(15.46)%	(3.43)%	6.81%	11.33%	6.39%

Net assets applicable to common shares, end of period (000’s omitted)	$585,291		$588,811	$708,834	$746,050	$772,929	$713,391

Portfolio turnover rate(d)	14%		41%	14%	20%	11%	15%

Ratios/supplemental data based on average net assets applicable to common shares outstanding:
Ratio of expenses:

With fee waivers and/or expense reimbursements	3.38	%(e)	2.69%	1.54%	1.77%	2.45%	2.43%

With fee waivers and/or expense reimbursements excluding interest, facilities and maintenance fees	0.94	%(e)	0.98%	0.94%	0.95%	0.98%	1.01%

Without fee waivers and/or expense reimbursements	3.38	%(e)	2.69%	1.54%	1.77%	2.45%	2.43%

Ratio of net investment income to average net assets	3.93	%(e)	4.45%	4.31%	4.73%	4.22%	4.68%

Senior securities:
Total amount of preferred shares outstanding (000’s omitted)	$242,800		$262,800	$262,800	$262,800	$262,800	$262,789

Asset coverage per preferred share(f)	$341,059		$324,053	$369,724	$383,885	$394,113	$371,454

Liquidating preference per preferred share	$100,000		$100,000	$100,000	$100,000	$100,000	$100,000

(a)	Calculated using average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year, if applicable.

(c)
Total return assumes an investment at the common share market price at the beginning of the period indicated, reinvestment of all distributions for the period in accordance with the Trust’s dividend reinvestment plan, and sale of all shares at the closing common share market price at the end of the period indicated. Not annualized for periods less than one year, if applicable.

(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(e)	Annualized.
(f)
Calculated by subtracting the Trust’s total liabilities (not including preferred shares, at liquidation value) from the Trust’s total assets and dividing this by the total number of preferred shares outstanding.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26	Invesco Municipal Trust

Notes to Financial Statements
August 31, 2023
(Unaudited)
NOTE 1–Significant Accounting Policies
Invesco Municipal Trust (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a closed‑end management investment company.
The Trust’s investment objective is to provide common shareholders with a high level of current income exempt from federal income tax, consistent with preservation of capital.
The Trust is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services - Investment Companies.
The following is a summary of the significant accounting policies followed by the Trust in the preparation of its financial statements.
A.	Security Valuations - Securities, including restricted securities, are valued according to the following policy.
Securities generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution‑size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a trust may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Securities for which market quotations are not readily available are fair valued by Invesco Advisers, Inc. (the “Adviser” or “Invesco”) in accordance with Board-approved policies and related Adviser procedures (“Valuation Procedures”). If a fair value price provided by a pricing service is not representative of market value in the Adviser’s judgment (“unreliable”), the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Trust may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Trust investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The price the Trust could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Trust securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Trust could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.
Securities Transactions and Investment Income - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay‑in‑kind interest income and non‑cash dividend income received in the form of securities in‑lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex‑dividend date.

The Trust may periodically participate in litigation related to Trust investments. As such, the Trust may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Trust’s net asset value and, accordingly, they reduce the Trust’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Trust and the investment adviser.
C.
Country Determination - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its “country of risk” as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.
Distributions - The Trust declares and pays monthly dividends from net investment income to common shareholders. Distributions from net realized capital gain, if any, are generally declared and paid annually and are distributed on a pro rata basis to common and preferred shareholders.

E.
Federal Income Taxes - The Trust intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Trust’s taxable earnings to shareholders. As such, the Trust will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Trust recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Trust’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

27	Invesco Municipal Trust

In addition, the Trust intends to invest in such municipal securities to allow it to qualify to pay shareholders “exempt dividends”, as defined in the Internal Revenue Code.
The Trust files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Trust is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.
Interest, Facilities and Maintenance Fees - Interest, Facilities and Maintenance Fees include interest and related borrowing costs such as commitment fees, rating and bank agent fees, administrative expenses and other expenses associated with establishing and maintaining the line of credit and Variable Rate Muni Term Preferred Shares (“VMTP Shares”). In addition, interest and administrative expenses related to establishing and maintaining floating rate note obligations, if any, are included.

G.
Accounting Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Trust monitors for material events or transactions that may occur or become known after the period‑end date and before the date the financial statements are released to print.

H.
Indemnifications - Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts, including the Trust’s servicing agreements, that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.
Cash and Cash Equivalents - For the purposes of the Statement of Cash Flows, the Trust defines Cash and Cash Equivalents as cash (including foreign currency), money market funds and other investments held in lieu of cash and excludes investments made with cash collateral received.

J.
Floating Rate Note Obligations - The Trust invests in inverse floating rate securities, such as Tender Option Bonds (“TOBs”), for investment purposes and to enhance the yield of the Trust. Such securities may be purchased in the secondary market without first owning an underlying bond but generally are created through the sale of fixed rate bonds by the Trust to special purpose trusts established by a broker dealer or by the Trust (“TOB Trusts”) in exchange for cash and residual interests in the TOB Trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The TOB Trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Trust to retain residual interests in the bonds. The floating rate notes issued by the TOB Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the TOB Trusts for redemption at par at each reset date. The residual interests held by the Trust (inverse floating rate securities) include the right of the Trust (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the TOB Trust to the Trust, thereby collapsing the TOB Trust. Inverse floating rate securities tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable.

The Trust generally invests in inverse floating rate securities that include embedded leverage, thus exposing the Trust to greater risks and increased costs. The primary risks associated with inverse floating rate securities are varying degrees of liquidity and decreases in the value of such securities in response to changes in interest rates to a greater extent than fixed rate securities having similar credit quality, redemption provisions and maturity, which may cause the Trust’s net asset value to be more volatile than if it had not invested in inverse floating rate securities. In certain instances, the short-term floating rate notes created by the TOB Trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such notes for repayment of principal, may not be able to be remarketed to third parties. In such cases, the TOB Trust holding the fixed rate bonds may be collapsed with the entity that contributed the fixed rate bonds to the TOB Trust. In the case where a TOB Trust is collapsed with the Trust, the Trust will be required to repay the principal amount of the tendered securities, which may require the Trust to sell other portfolio holdings to raise cash to meet that obligation. The Trust could therefore be required to sell other portfolio holdings at a disadvantageous time or price to raise cash to meet this obligation, which risk will be heightened during times of market volatility, illiquidity or uncertainty. The embedded leverage in the TOB Trust could cause the Trust to lose more money than the value of the asset it has contributed to the TOB Trust and greater levels of leverage create the potential for greater losses. In addition, a Trust may enter into reimbursement agreements with the liquidity provider of certain TOB transactions in connection with certain residuals held by the Trust. These agreements commit a Trust to reimburse the liquidity provider to the extent that the liquidity provider must provide cash to a TOB Trust, including following the termination of a TOB Trust resulting from a mandatory tender event (“liquidity shortfall”). The reimbursement agreement will effectively make the Trust liable for the amount of the negative difference, if any, between the liquidation value of the underlying security and the purchase price of the floating rate notes issued by the TOB Trust.
The Trust accounts for the transfer of fixed rate bonds to the TOB Trusts as secured borrowings, with the securities transferred remaining in the Trust’s investment assets, and the related floating rate notes reflected as Trust liabilities under the caption Floating rate note obligations on the Statement of Assets and Liabilities. The carrying amount of the Trust’s floating rate note obligations as reported on the Statement of Assets and Liabilities approximates its fair value. The Trust records the interest income from the fixed rate bonds under the caption Interest and records the expenses related to floating rate obligations and any administrative expenses of the TOB Trusts as a component of Interest, facilities and maintenance fees on the Statement of Operations.
Final rules implementing section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Volcker Rule”) prohibit banking entities from engaging in proprietary trading of certain instruments and limit such entities’ investments in, and relationships with, “covered funds”, as defined in the rules. These rules preclude banking entities and their affiliates from sponsoring and/or providing services for existing TOB Trusts. A new TOB structure is being utilized by the Trust wherein the Trust, as holder of the residuals, will perform certain duties previously performed by banking entities as “sponsors” of TOB Trusts. These duties may be performed by a third-party service provider. The Trust’s expanded role under the new TOB structure may increase its operational and regulatory risk. The new structure is substantially similar to the previous structure; however, pursuant to the Volcker Rule, the remarketing agent would not be able to repurchase tendered floaters for its own account upon a failed remarketing. In the event of a failed remarketing, a banking entity serving as liquidity provider may loan the necessary funds to the TOB Trust to purchase the tendered floaters. The TOB Trust, not the Trust, would be the borrower and the loan from the liquidity provider will be secured by the purchased floaters now held by the TOB Trust. However, as previously described, the Trust would bear the risk of loss with respect to any liquidity shortfall to the extent it entered into a reimbursement agreement with the liquidity provider.
Further, the SEC and various banking agencies have adopted rules implementing credit risk retention requirements for asset-backed securities (the “Risk Retention Rules”). The Risk Retention Rules require the sponsor of a TOB Trust to retain at least 5% of the credit risk of the underlying assets supporting the TOB Trust’s municipal bonds. The Trust has adopted policies intended to comply with the Risk Retention Rules. The Risk Retention Rules may adversely affect the Trust’s ability to engage in TOB Trust transactions or increase the costs of such transactions in certain circumstances.
There can be no assurances that the new TOB structure will continue to be a viable form of leverage. Further, there can be no assurances that alternative forms of leverage will be available to the Trust in order to maintain current levels of leverage. Any alternative forms of leverage may be less advantageous to the Trust, and may adversely affect the Trust’s net asset value, distribution rate and ability to achieve its investment objective.
TOBs are presently classified as private placement securities. Private placement securities are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the “1933 Act”), or are otherwise not readily marketable. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although atypical, these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Trust or less than what may be considered the fair value of such securities.

28	Invesco Municipal Trust

K.
Other Risks - The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located. Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and the Trust’s investments in municipal securities. There is some risk that a portion or all of the interest received from certain tax‑free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

Increases in the federal funds and equivalent foreign rates or other changes to monetary policy or regulatory actions may expose fixed income markets to heightened volatility and reduced liquidity for certain fixed income investments, particularly those with longer maturities. It is difficult to predict the impact of interest rate changes on various markets. In addition, decreases in fixed income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed income markets. As a result, the value of the Trust’s investments and share price may decline. Changes in central bank policies could also result in higher than normal redemptions by shareholders, which could potentially increase the Trust’s portfolio turnover rate and transaction costs.
Policy changes by the U.S. government or its regulatory agencies and political events within the U.S. and abroad may, among other things, affect investor and consumer confidence and increase volatility in the financial markets, perhaps suddenly and to a significant degree, which may adversely impact the Trust’s operations, universe of potential investment options, and return potential.
The municipal issuers in which the Trust invests may be located in the same geographic area or may pay their interest obligations from revenue of similar projects, such as hospitals, airports, utility systems and housing finance agencies. This may make the Trust’s investments more susceptible to similar social, economic, political or regulatory occurrences, making the Trust more susceptible to experience a drop in its share price than if the Trust had been more diversified across issuers that did not have similar characteristics.
NOTE 2–Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Trust accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of 0.55% of the Trust’s average daily managed assets. Managed assets for this purpose means the Trust’s net assets, plus assets attributable to outstanding preferred shares and the amount of any borrowings incurred for the purpose of leverage (whether or not such borrowed amounts are reflected in the Trust’s financial statements for purposes of GAAP).
Under the terms of a master sub‑advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub‑Advisers”) the Adviser, not the Trust, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub‑Adviser(s) that provide(s) discretionary investment management services to the Trust based on the percentage of assets allocated to such Affiliated Sub‑Adviser(s).
For the six months ended August 31, 2023, the Adviser waived advisory fees of $977.
The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Trust has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Trust. For the six months ended August 31, 2023, expenses incurred under this agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub‑administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Trust. Pursuant to a custody agreement with the Trust, SSB also serves as the Trust’s custodian.
Certain officers and trustees of the Trust are officers and directors of Invesco.
NOTE 3–Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 -	Prices are determined using quoted prices in an active market for identical assets.
Level 2 -
Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 -
Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of August 31, 2023. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Investments in Securities

Municipal Obligations	$ –	$903,323,074	$684,909	$904,007,983

Exchange-Traded Funds	499,712	–	–	499,712

Total Investments	$499,712	$903,323,074	$684,909	$904,507,695

NOTE 4–Security Transactions with Affiliated Funds
The Trust is permitted to purchase securities from or sell securities to certain other affiliated funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Trust from or to another fund that is or could be considered an “affiliated person” by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers is made in reliance on Rule 17a‑7 of the 1940 Act and, to the extent applicable, related SEC staff positions. Each such transaction is effected at the security’s “current market price”, as provided for in these procedures and Rule 17a‑7. Pursuant to these procedures, for the six months ended August 31, 2023, the Trust engaged in securities purchases of $15,828,649 and securities sales of $5,436,138, which resulted in net realized gains (losses) of $(364,385).

29	Invesco Municipal Trust

NOTE 5–Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Trust to pay remuneration to certain Trustees and Officers of the Trust. Trustees have the option to defer compensation payable by the Trust, and “Trustees’ and Officers’ Fees and Benefits” includes amounts accrued by the Trust to fund such deferred compensation amounts.
NOTE 6–Cash Balances and Borrowings
The Trust is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period‑end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Trust may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
Inverse floating rate obligations resulting from the transfer of bonds to TOB Trusts are accounted for as secured borrowings. The average floating rate notes outstanding and average annual interest and fee rate related to inverse floating rate note obligations during the six months ended August 31, 2023 were $92,772,000 and 3.97%, respectively.
NOTE 7–Tax Information
The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Trust’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Trust’s fiscal year‑end.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Trust to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Trust had a capital loss carryforward as of February 28, 2023, as follows:

Capital Loss Carryforward*

Expiration	Short-Term	Long-Term	Total

Not subject to expiration	$41,364,184	$40,436,090	$81,800,274

*
Capital loss carryforward is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 8–Investment Transactions
The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Trust during the six months ended August 31, 2023 was $127,736,733 and $159,275,619, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period‑end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis

Aggregate unrealized appreciation of investments	$12,905,156

Aggregate unrealized (depreciation) of investments	(39,001,387)

Net unrealized appreciation (depreciation) of investments	$(26,096,231)

 Cost of investments for tax purposes is $930,603,926.
NOTE 9–Common Shares of Beneficial Interest
Transactions in common shares of beneficial interest were as follows:

	Six Months Ended August 31,	Year Ended February 28,
	2023	2023

Beginning shares	55,335,515	55,335,515

Shares issued through dividend reinvestment	–	–

Ending shares	55,335,515	55,335,515

The Trust may, when appropriate, purchase shares in the open market or in privately negotiated transactions at a price not above market value or net asset value, whichever is lower at the time of purchase.
NOTE 10–Variable Rate Muni Term Preferred Shares
The Trust issued Series 2015/12‑VKQ VMTP Shares, with a liquidation preference of $100,000 per share, pursuant to an offering exempt from registration under the 1933 Act. As of August 31, 2023, the VMTP Shares outstanding were as follows:

Issue Date	Shares Issued	Term Redemption Date	Extension Date

05/17/2012	2,428	10/10/2025	07/17/2023

VMTP Shares are a variable-rate form of preferred shares with a mandatory redemption date and are considered debt for financial reporting purposes. On July 17, 2023, the Trust redeemed 200 Series 2015/12‑VKQ Shares, with a liquidation preference of $100,000 per share to pay holders of record as of July 14, 2023,the redemption price, including accumulated but unpaid dividends, to holders of VMTP Shares called for redemption on such date, in connection with the partial redemption. VMTP Shares are subject to optional and mandatory redemption in certain circumstances. The redemption price per share is equal to the sum of the liquidation preference per share plus any accumulated but unpaid dividends and a redemption premium, if any. On or prior to the redemption date, the Trust will be required to segregate assets having a value equal to 110% of the redemption amount.

30	Invesco Municipal Trust

The Trust incurs costs in connection with the issuance and/or the extension of the VMTP Shares. These costs are recorded as a deferred charge and are amortized over the term life of the VMTP Shares. Amortization of these costs is included in Interest, facilities and maintenance fees on the Statement of Operations, and the unamortized balance is included in the value of Variable rate muni term preferred shares on the Statement of Assets and Liabilities.
Dividends paid on the VMTP Shares (which are treated as interest expense for financial reporting purposes) are declared daily and paid monthly. The initial rate for dividends was equal to the sum of 1.10% per annum plus the Securities Industry and Financial Markets Association Municipal Swap Index (the “SIFMA” Index). As of August 31, 2023, the dividend rate is equal to the SIFMA Index plus a spread of 1.00%, which is based on the long term preferred share ratings assigned to the VMTP Shares by a ratings agency. The average aggregate liquidation preference outstanding and the average annualized dividend rate of the VMTP Shares during the six months ended August 31, 2023 were $257,800,000 and 4.23%, respectively.
The Trust utilizes the VMTP Shares as leverage in order to enhance the yield of its common shareholders. The primary risk associated with VMTP Shares is exposing the net asset value of the common shares and total return to increased volatility if the value of the Trust decreases while the value of the VMTP Shares remains unchanged. Fluctuations in the dividend rates on the VMTP Shares can also impact the Trust’s yield or its distributions to common shareholders. The Trust is subject to certain restrictions relating to the VMTP Shares, such as maintaining certain asset coverage and leverage ratio requirements. Failure to comply with these restrictions could preclude the Trust from declaring any distributions to common shareholders or purchasing common shares and/or could trigger an increased rate which, if not cured, could cause the mandatory redemption of VMTP Shares at the liquidation preference plus any accumulated but unpaid dividends.
The liquidation preference of VMTP Shares, which approximates fair value, is recorded as a liability under the caption Variable rate muni term preferred shares on the Statement of Assets and Liabilities. The fair value of VMTP Shares is expected to be approximately their liquidation preference so long as the credit rating on the VMTP Shares, and therefore the “spread” on the VMTP Shares (determined in accordance with the VMTP Shares’ governing document) remains unchanged. At period‑end, the Trust’s Adviser has determined that fair value of VMTP Shares is approximately their liquidation preference. Fair value could vary if market conditions change materially. Unpaid dividends on VMTP Shares are recognized as Accrued interest expense on the Statement of Assets and Liabilities. Dividends paid on VMTP Shares are recognized as a component of Interest, facilities and maintenance fees on the Statement of Operations.
NOTE 11–Dividends
The Trust declared the following dividends to common shareholders from net investment income subsequent to August 31, 2023:

Declaration Date	Amount per Share	Record Date	Payable Date

September 1, 2023	$0.0346	September 15, 2023	September 29, 2023

October 2, 2023	$0.0346	October 16, 2023	October 31, 2023

31	Invesco Municipal Trust

Approval of Investment Advisory and Sub‑Advisory Contracts

At meetings held on June 13, 2023, the Board of Trustees (the Board or the Trustees) of Invesco Municipal Opportunity Trust (the Fund) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Fund’s Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub‑Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub‑Advisers and the sub‑advisory contracts) for another year, effective July 1, 2023. After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub‑advisory contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub‑Advisers is fair and reasonable.
The Board’s Evaluation Process
The Board has established an Investments Committee, which in turn has established
Sub‑Committees, that meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). The Sub‑Committees meet regularly with portfolio managers for their assigned Invesco Funds and other members of management to review information about investment performance and portfolio attributes of these funds. The Board has established additional standing and ad hoc committees that meet regularly throughout the year to review matters within their purview, including a working group focused on opportunities to make ongoing and continuous improvements to the annual review process for the Invesco Funds’ investment advisory and sub‑advisory contracts. The Board took into account evaluations and reports that it received from its committees and sub‑committees, as well as the information provided to the Board and its committees and sub‑committees throughout the year, in considering whether to approve each Invesco Fund’s investment advisory agreement and sub‑advisory contracts.
 As part of the contract renewal process, the Board reviews and considers information provided in response to requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees and the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent mutual fund data provider, as well as information on the composition of the peer groups provided by Broadridge and its methodology for determining peer groups. The Board also receives an independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable in accordance with certain negotiated regulatory requirements. In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on May 2, 2023 and June 13, 2023, the independent Trustees also discussed the continuance of the investment advisory agreement and sub‑advisory contracts in separate sessions with the Senior Officer and with independent legal counsel. Also, as part of the contract renewal process, the independent Trustees reviewed and considered information provided in response to follow‑up requests for information submitted by the independent Trustees to management. The independent Trustees met and discussed those follow‑up responses with legal counsel to the independent Trustees and the Senior Officer.
The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement and sub‑advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub‑advisory contracts. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and in prior years and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee. The information received and considered by the Board was current as of various dates prior to the Board’s approval on June 13, 2023.
Factors and Conclusions and Summary of Independent Written Fee Evaluation
A. Nature, Extent and Quality of Services    Provided by Invesco Advisers and the    Affiliated Sub‑Advisers
The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s). The Board considered recent senior management changes at Invesco and Invesco Advisers, including the appointment of new Co‑Heads of Investments, that had been presented to and discussed with the Board. The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis and research capabilities. The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, derivatives, valuation and compliance risks, and technology used to manage such risks. The Board received information regarding Invesco’s methodology for compensating its investment professionals and the incentives and accountability it creates, as well as how it impacts Invesco’s ability to attract and retain talent. The Board considered the additional services provided to the Fund due to the fact that the Fund is a closed‑end fund, including, but not limited to, leverage management and monitoring, evaluating, and, where appropriate, making recommendations with respect to the Fund’s trading discount, share repurchase program, and distribution rates, as well as shareholder relations activities. The Board received a description of, and reports related to, Invesco Advisers’ global security program and business continuity plans and of its approach to data privacy and cybersecurity, including related testing. The Board also considered non‑advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various middle office and back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance. The Board observed that Invesco Advisers’ systems preparedness and ongoing investment enabled Invesco Advisers to manage, operate and oversee the Invesco Funds with minimal impact or disruption through challenging environments. The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory.
The Board reviewed the services that may be provided to the Fund by the Affiliated Sub‑Advisers under the sub‑advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub‑Advisers who provide these services. The Board noted the Affiliated Sub‑Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub‑Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub‑Advisers can provide research and investment analysis on the markets and economies of various countries and territories in which the Fund may invest, make recommendations regarding securities and assist with portfolio trading. The Board concluded that the sub‑advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub‑Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated Sub‑Advisers are appropriate and satisfactory.
B. Fund Investment Performance
The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub‑advisory contracts for the Fund, as no Affiliated Sub‑Adviser currently manages assets of the Fund.
 The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2022 to the performance of funds in the Broadridge performance universe and against the S&P Municipal Bond 5+ Year Investment Grade Index (Index). The Board noted that the Fund’s performance was in the fourth quintile of its performance universe for the one and five year periods and the third quintile for the three year period (the first quintile

32	Invesco Municipal Trust

being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that the Fund’s performance was below the performance of the Index for the one, three and five year periods. The Board considered that the Fund’s lower exposure to credit and longer duration positioning had detracted from Fund performance relative to peers. The Board further considered the Fund’s performance in light of the income component of the Fund’s investment objective. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions. The Board also reviewed supplementally historic premium and discount levels of the Fund as provided to the Board at meetings throughout the year.
C. Advisory and Sub‑Advisory Fees and Fund   Expenses
The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management fee rate for shares of the Fund was the below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain non‑portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund‑by‑fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent audited annual reports for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components.
 The Board noted that Invesco Advisers and the Affiliated Sub‑Advisers do not manage other similarly managed mutual funds or client accounts.
 The Board also considered the services that may be provided by the Affiliated Sub‑Advisers pursuant to the sub‑advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub‑Advisers pursuant to the sub‑advisory contracts.
D. Economies of Scale and Breakpoints
The Board noted that most closed‑end funds do not have fund level breakpoints because closed‑end funds generally do not experience substantial asset growth after the initial public offering. The Board acknowledged the difficulty in calculating and measuring economies of scale at the individual fund level; noting that only indicative and estimated measures are available at the individual fund level and that such measures are subject to uncertainty. The Board noted that the Fund does not benefit from economies of scale through contractual breakpoints, but does share in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ investment in its business, including investments in business infrastructure, technology and cybersecurity.
E. Profitability and Financial Resources
The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual fund‑by‑fund basis. The Board considered the methodology used for calculating profitability and the periodic review and enhancement of such methodology. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Invesco Funds individually. The Board considered that profits to Invesco Advisers can vary significantly depending on the particular Invesco Fund, with some Invesco Funds showing indicative losses to Invesco Advisers and others showing indicative profits at healthy levels, and that Invesco Advisers’ support for and commitment to an Invesco Fund are not, however, solely dependent on the profits realized as to that Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive, given the nature, extent and quality of the services provided. The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub‑Advisers are financially sound and have the resources necessary to perform their obligations under the sub‑advisory contracts. The Board noted the cyclical and competitive nature of the global asset management industry.
F. Collateral Benefits to Invesco Advisers and its   Affiliates
The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund. The Board considered the organizational structure employed to provide these services.
 The Board considered that the Fund’s uninvested cash may be invested in registered money market funds advised by Invesco Advisers. The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the fees paid by the affiliated money market funds to Invesco Advisers and its affiliates. In this regard, the Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to the Fund’s investments. The Board also noted that Invesco Advisers has contractually agreed to waive through varying periods an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash.

33	Invesco Municipal Trust

Proxy Results
A Joint Annual Meeting (“Meeting”) of Shareholders of Invesco Municipal Trust (the “Fund”) was held on August 3, 2023. The Meeting was held for the following purpose:
(1). Election of Trustees by Common Shareholders and Preferred Shareholders voting together as a single class.
(2). Election of Trustees by Preferred Shareholders voting as a separate class.
The results of the voting on the above matters were as follows:

	Matters	Votes For	Votes Withheld

(1).	Beth Ann Brown	39,232,234.19	5,158,723.42
	Joel W. Motley	39,144,969.75	5,245,987.85
	Teresa M. Ressel	38,358,747.74	6,032,209.87
(2).	Anthony J. LaCava, Jr.	2,628.00	0.00

34	Invesco Municipal Trust

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Correspondence information
Send general correspondence to Computershare Trust Company, N.A., P.O. Box 505000, Louisville, KY 40233-5000.

Trust holdings and proxy voting information
The Trust provides a complete list of its portfolio holdings four times each fiscal year, at the end of each fiscal quarter. For the second and fourth quarters, the list appears, respectively, in the Trust’s semiannual and annual reports to shareholders. For the first and third quarters, the Trust files the list with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N‑PORT. The most recent list of portfolio holdings is available at invesco.com/us. Shareholders can also look up the Trust’s Form N‑PORT filings on the SEC website at sec.gov. The SEC file number for the Trust is shown below.
A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 341 2929 or at invesco.com/ corporate/about‑us/esg. The information is also available on the SEC website, sec.gov.
Information regarding how the Trust voted proxies related to its portfolio securities during the most recent 12‑month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

SEC file number(s): 811‑06362	VK‑CE‑MUNI‑SAR‑1

(b) Not applicable.

ITEM 2.	CODE OF ETHICS.

Not applicable for a semi-annual report.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Investments in securities of unaffiliated issuers is included as part of the reports to stockholders filed under Item 1 of this Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

As of August 31, 2023, the following individuals are jointly and primarily responsible for the day-to-day management of the Trust:

•	Mark Paris, Portfolio Manager, who has been responsible for the Trust since 2015 and has been associated with Invesco and/or its affiliates since 2010.

•	Jack Connelly, Portfolio Manager, who has been responsible for the Trust since 2016 and has been associated with Invesco and/or its affiliates since 2016.

•	Joshua Cooney, Portfolio Manager, who has been responsible for the Trust since 2021 and has been associated with Invesco and/or its affiliates since 1999.

•	Tim O’Reilly, Portfolio Manager, who has been responsible for the Trust since 2016 and has been associated with Invesco and/or its affiliates since 2010.

•	John Schorle, Portfolio Manager, who has been responsible for the Trust since 2018 and has been associated with Invesco and/or its affiliates since 2010.

•

Rebecca Setcavage, Portfolio Manager, who has been responsible for the Trust since 2021 and has been associated with Invesco and/or its affiliates since 2019. Ms. Setcavage was associated with OppenheimerFunds, a global asset management firm, since 2017.

•	Julius Williams, Portfolio Manager, who has been responsible for the Trust since 2015 and has been associated with Invesco and/or its affiliates since 2010.

Portfolio Manager Fund Holdings and Information on Other Managed Accounts

Invesco’s portfolio managers develop investment models which are used in connection with the management of certain Invesco Funds as well as other mutual funds for which Invesco or an affiliate acts as sub-adviser, other pooled investment vehicles that are not registered mutual funds, and other accounts managed for organizations and individuals. The ‘Investments’ chart reflects the portfolio managers’ investments in the Fund(s) that they manage and includes investments in the Fund’s shares beneficially owned by a portfolio manager, as determined in accordance with Rule 16a-1(a)(2) under the Securities Exchange Act of 1934, as amended (beneficial ownership includes ownership by a portfolio manager’s immediate family members sharing the same household). The ‘Assets Managed’ chart reflects information regarding accounts other than the Funds for which each portfolio manager has day-to-day management responsibilities. Accounts are grouped into three categories: (i) other registered investment companies; (ii) other pooled investment vehicles; and (iii) other accounts. To the extent that any of these accounts pay advisory fees that are based on account performance (performance-based fees), information on those accounts is specifically noted. In addition, any assets denominated in foreign currencies have been converted into U.S. dollars using the exchange rates as of the applicable date.

Investments

The following information is as of August 31, 2023 (unless otherwise noted):

Portfolio Managers	Dollar Range of Investments in the Fund

Invesco Municipal Trust
Mark Paris	None
Jack Connelly	None
Joshua Cooney	None
Tim O’Reilly	None
John Schorle	None
Rebecca Setcavage	None
Julius Williams	None

Assets Managed

The following information is as of August 31, 2023 (unless otherwise noted):

Portfolio Managers	Other Registered Investment Companies Managed		Other Pooled Investment Vehicles Managed		Other Accounts Managed
	Number of Accounts	Assets (in millions)	Number of Accounts	Assets (in millions)	Number of Accounts		Assets (in millions)
Invesco Municipal Trust
Mark Paris	26	$45,959.9	None	None	2		$224.1	[1]
Jack Connelly	14	$23,060.6	None	None	2	[1]	$224.1	[1]
Joshua Cooney	13	$16,325.5	None	None	None		None
Tim O’Reilly	26	$45,979.4	None	None	2	[1]	$224.1	[1]
John Schorle	16	$23,100.1	None	None	2	[1]	$224.1	[1]
Rebecca Setcavage	8	$11,033.6	None	None	None		None
Julius Williams	26	$45,979.4	None	None	2	[1]	$224.1	[1]

Potential Conflicts of Interest

Actual or apparent conflicts of interest may arise when a portfolio manager has day-to-day management responsibilities with respect to more than one Fund or other account. More specifically, portfolio managers who manage multiple Funds and/or other accounts may be presented with one or more of the following potential conflicts:

•

The management of multiple Funds and/or other accounts may result in a portfolio manager devoting unequal time and attention to the management of each Fund and/or other account. The Adviser and each Sub-Adviser seek to manage such competing interests for the time and attention of portfolio managers by having portfolio managers focus on a particular investment discipline. Most other accounts managed by a portfolio manager are managed using the same investment models that are used in connection with the management of the Funds.

•

If a portfolio manager identifies a limited investment opportunity which may be suitable for more than one Fund or other account, a Fund may not be able to take full advantage of that opportunity due to an allocation of filled purchase or sale orders across all eligible Funds and other accounts. To deal with these situations, the Adviser, each Sub-Adviser and the Funds have adopted procedures for allocating portfolio transactions across multiple accounts.

•

The Adviser and each Sub-Adviser determine which broker to use to execute each order for securities transactions for the Funds, consistent with its duty to seek best execution of the transaction. However, for certain other accounts (such as mutual funds for which Invesco or an affiliate acts as sub-adviser, other pooled investment vehicles that are not registered mutual funds, and other accounts managed for organizations and individuals), the Adviser and each Sub-Adviser may be limited by the client with respect to the selection of brokers or may be instructed to direct trades through a particular broker. In these cases, trades for a Fund in a particular security may be placed separately from, rather than aggregated with, such other accounts. Having separate transactions with respect to a security may temporarily affect the market price of the security or the execution of the transaction, or both, to the possible detriment of the Fund or other account(s) involved.

•

The appearance of a conflict of interest may arise where the Adviser or Sub-Adviser has an incentive, such as a performance-based management fee, which relates to the management of one Fund or account but not all Funds and accounts for which a portfolio manager has day-to-day management responsibilities. None of the Invesco Fund accounts managed have a performance fee.

•

In the case of a fund-of-funds arrangement, including where a portfolio manager manages both the investing Fund and an affiliated underlying fund in which the investing Fund invests or may invest, a conflict of interest may arise if the portfolio manager of the investing Fund receives material nonpublic information about the underlying fund. For example, such a conflict may restrict the ability of the portfolio manager to buy or sell securities of the underlying Fund, potentially for a prolonged period of time, which may adversely affect the Fund.

The Adviser, each Sub-Adviser, and the Funds have adopted certain compliance procedures which are designed to address these types of conflicts. However, there is no guarantee that such procedures will detect each and every situation in which a conflict arises.

Description of Compensation Structure

For the Adviser and each Sub-Adviser

The Adviser and each Sub-Adviser seek to maintain a compensation program that is competitively positioned to attract and retain high-caliber investment professionals. Portfolio managers receive a base salary, an incentive cash bonus opportunity and a deferred compensation opportunity. Portfolio manager compensation is reviewed and may be modified each year as appropriate to reflect changes in the market, as well as to adjust the factors used to determine bonuses to promote competitive Fund performance. The Adviser and each Sub-Adviser evaluate competitive market compensation by reviewing compensation survey results conducted by an independent third party of investment industry compensation. Each portfolio manager’s compensation consists of the following three elements:

Base Salary. Each portfolio manager is paid a base salary. In setting the base salary, the Adviser and each Sub-Adviser’s intention is to be competitive in light of the particular portfolio manager’s experience and responsibilities.

Annual Bonus. The portfolio managers are eligible, along with other employees of the Adviser and each Sub-Adviser, to participate in a discretionary year-end bonus pool. The Compensation Committee of Invesco Ltd. reviews and approves the firm-wide bonus pool based upon progress against strategic objectives and annual operating plan, including investment performance and financial results. In addition, while having no direct impact on individual bonuses, assets under management are considered when determining the starting bonus funding levels. Each portfolio manager is eligible to receive an annual cash bonus which is based on quantitative (i.e. investment performance) and non-quantitative factors (which may include, but are not limited to, individual performance, risk management and teamwork).

Each portfolio manager’s compensation is linked to the pre-tax investment performance of the Funds/accounts managed by the portfolio manager as described in Table 1 below.

Table 1

Sub-Adviser	Performance time period[1]

Invesco [2] Invesco Canada[3] Invesco Deutschland[3] Invesco Hong Kong[3] Invesco Asset Management[3] Invesco India[2] Invesco Listed Real Assets Division[2]	One-, Three- and Five-year performance against Fund peer group

Invesco Senior Secured2, [3] Invesco Capital2,[4]	Not applicable

Invesco Japan	One-, Three- and Five-year performance

High investment performance (against applicable peer group and/or benchmarks) would deliver compensation generally associated with top pay in the industry (determined by reference to the third-party provided compensation survey information) and poor investment performance (versus applicable peer group) would result in low bonus compared to the applicable peer group or no bonus at all. These decisions are reviewed and approved collectively by senior leadership which has responsibility for executing the compensation approach across the organization.

With respect to Invesco Capital, there is no policy regarding, or agreement with, the Portfolio Managers or any other senior executive of the Adviser to receive bonuses or any other compensation in connection with the performance of any of the accounts managed by the Portfolio Managers.

[1]	Rolling time periods based on calendar year-end.
[2]	Portfolio Managers may be granted an annual deferral award that vests on a pro-rata basis over a four-year period.
[3]	Invesco Senior Secured’s bonus is based on annual measures of equity return and standard tests of collateralization performance.
[4]	Portfolio Managers for Invesco Capital base their bonus on Invesco results as well as overall performance of Invesco Capital.

Deferred / Long Term Compensation. Portfolio managers may be granted a deferred compensation award based on a firm-wide bonus pool approved by the Compensation Committee of Invesco Ltd. Deferred compensation awards may take the form of annual deferral awards or long-term equity awards. Annual deferral awards may be granted as an annual stock deferral award or an annual fund deferral award. Annual stock deferral awards are settled in Invesco Ltd. common shares. Annual fund deferral awards are notionally invested in certain Invesco Funds selected by the Portfolio Manager and are settled in cash. Long-term equity awards are settled in Invesco Ltd. common shares. Both annual deferral awards and long-term equity awards have a four-year ratable vesting schedule. The vesting period aligns the interests of the Portfolio Managers with the long-term interests of clients and shareholders and encourages retention.

Retirement and health and welfare arrangements. Portfolio managers are eligible to participate in retirement and health and welfare plans and programs that are available generally to all employees.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

As of October 17, 2023, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the PEO and PFO, to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of October 17, 2023, the Registrant’s disclosure controls and procedures were reasonably designed to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)

There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	EXHIBITS.

13(a) (1)	Not applicable.

13(a) (2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002.

13(a) (3)	Not applicable.

13(a) (4)	Not applicable.

13(b)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 and Section 906 of the Sarbanes-Oxley Act of 2002.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: Invesco Municipal Trust

By:	/s/ Glenn Brightman
Glenn Brightman
Principal Executive Officer

Date:	November 6, 2023

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Glenn Brightman
Glenn Brightman
Principal Executive Officer

Date:	November 6, 2023

By:	/s/ Adrien Deberghes
Adrien Deberghes
Principal Financial Officer

Date:	November 6, 2023